UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21180

BlackRock Florida Insured Municipal Income Trust

(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Insured Municipal Income Trust

40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2005

Date of reporting period:	August 31, 2005

Item 1. Reports to Shareholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

August 31, 2005

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

August 31, 2005

Dear Shareholder:

          We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of August 31, 2005.

Trust (Ticker)	Current Yield[1]	Tax- Equivalent Yield[2]	Closing Market Price	NAV

BlackRock Insured Municipal Income Trust (BYM)	6.08%	9.35%	$15.43	$15.61

BlackRock Municipal Bond Trust (BBK)	6.03	9.28	17.18	16.36

BlackRock Municipal Income Trust II (BLE)	6.39	9.83	15.73	15.75

BlackRock California Insured Municipal Income Trust (BCK)	5.60	8.62	16.08	15.22

BlackRock California Municipal Bond Trust (BZA)	5.85	9.00	16.33	16.19

BlackRock California Municipal Income Trust II (BCL)	5.51	8.48	14.26	15.52

BlackRock Florida Insured Municipal Income Trust (BAF)	5.88	9.05	15.30	15.26

BlackRock Florida Municipal Bond Trust (BIE)	5.85	9.00	15.95	16.31

BlackRock Maryland Municipal Bond Trust (BZM)	5.36	8.25	15.96	16.11

BlackRock New Jersey Municipal Bond Trust (BLJ)	5.90	9.08	15.98	16.26

BlackRock New York Insured Municipal Income Trust (BSE)	5.86	9.02	15.35	15.30

BlackRock New York Municipal Bond Trust (BQH)	5.84	8.98	15.85	16.09

BlackRock New York Municipal Income Trust II (BFY)	5.07	7.80	14.02	15.23

BlackRock Virginia Municipal Bond Trust (BHV)	5.02	7.72	17.30	16.34

[1]	Yields are based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per common share.
[2]	Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2005, BlackRock managed over $26 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock Insured Municipal Income Trust (BYM)

Trust Information

Symbol on New York Stock Exchange:	BYM

Initial Offering Date:	October 31, 2002

Closing Market Price as of 8/31/05:	$15.43

Net Asset Value as of 8/31/05:	$15.61

Yield on Closing Market Price as of 8/31/05 ($15.43):[1,2]	6.08%

Current Monthly Distribution per Common Share:[2]	$0.078125

Current Annualized Distribution per Common Share:[2]	$0.937500

Leverage as of 8/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on October 3, 2005 and effective October 14, 2005. The Monthly Distribution per Common Share was decreased to $0.0610. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$15.43	$13.97	10.45%	$15.67	$13.46

NAV	$15.61	$14.62	6.77%	$15.61	$14.60

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Transportation	28%	23%

Water & Sewer	21	32

City, County & State	13	5

Education	7	7

Lease Revenue	6	5

Power	6	5

Tobacco	5	10

Hospitals	4	5

Tax Revenue	4	5

Industrial & Pollution Control	3	3

Resource Recovery	3	—

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	87%	82%

A	4	4

BBB/Baa	7	14

BB/Ba	2	—

[4]	Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock Municipal Bond Trust (BBK)

Trust Information

Symbol on New York Stock Exchange:	BBK

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/05:	$17.18

Net Asset Value as of 8/31/05:	$16.36

Yield on Closing Market Price as of 8/31/05 ($17.18):[1]	6.03%

Current Monthly Distribution per Common Share:[2]	$0.086375

Current Annualized Distribution per Common Share:[2]	$1.036500

Leverage as of 8/31/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$17.18	$14.61	17.59%	$17.61	$14.10

NAV	$16.36	$15.00	9.07%	$16.36	$14.97

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Hospitals	19%	20%

Industrial & Pollution Control	15	13

City, County & State	14	17

Housing	13	9

Lease Revenue	10	6

Transportation	10	9

Tax Revenue	7	6

Tobacco	3	5

Water & Sewer	3	5

Education	3	2

Power	3	3

Other	—	5

Credit Breakdown[4] (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	36%	29%

AA/Aa	2	—

A	21	28

BBB/Baa	26	30

BB/Ba	4	1

B	5	4

Not Rated	6	8	[5]

4	Using the higher of S&P’s, Moody’s or Fitch’s rating.
5

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2004, the market value of these securities was $5,679,867 representing 2.5% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock Municipal Income Trust II (BLE)

Trust Information

Symbol on American Stock Exchange:	BLE

Initial Offering Date:	July 30, 2002

Closing Market Price as of 8/31/05:	$15.73

Net Asset Value as of 8/31/05:	$15.75

Yield on Closing Market Price as of 8/31/05 ($15.73):[1]	6.39%

Current Monthly Distribution per Common Share:[2]	$0.08375

Current Annualized Distribution per Common Share:[2]	$1.00500

Leverage as of 8/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$15.73	$13.92	13.00%	$15.73	$13.66

NAV	$15.75	$14.34	9.83%	$15.75	$14.31

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Hospitals	22%	23%

Industrial & Pollution Control	17	18

Lease Revenue	11	6

City, County & State	14	20

Transportation	9	8

Tax Revenue	8	4

Housing	7	8

Water & Sewer	4	5

Tobacco	4	5

Power	3	2

Education	1	1

Credit Breakdown[4] (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	30%	23%

AA/Aa	7	7

A	18	20

BBB/Baa	23	29

BB/Ba	4	1

B	4	2

CCC/Caa	2	4

Not Rated[5]	12	14

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005 and August 31, 2004, the market value of these securities was $13,031,133 representing 2.3% and $13,739,067 representing 2.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock California Insured Municipal Income Trust (BCK)

Trust Information

Symbol on the New York Stock Exchange:	BCK

Initial Offering Date:	October 31, 2002

Closing Market Price as of 8/31/05:	$16.08

Net Asset Value as of 8/31/05:	$15.22

Yield on Closing Market Price as of 8/31/05 ($16.08):[1,2]	5.60%

Current Monthly Distribution per Common Share:[2]	$0.075

Current Annualized Distribution per Common Share:[2]	$0.900

Leverage as of 8/31/05:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on October 3, 2005 and effective October 14, 2005. The Monthly Distribution per Common Share was decreased to $0.0580. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$16.08	$14.00	14.86%	$16.10	$13.45

NAV	$15.22	$14.01	8.64%	$15.24	$13.98

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Water & Sewer	33%	30%

Education	23	23

Lease Revenue	13	9

City, County & State	12	11

Power	10	10

Transportation	5	4

Hospitals	2	—

Housing	2	2

Tobacco	—	11

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	92%	81%

A	8	8

BBB/Baa	—	11

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock California Municipal Bond Trust (BZA)

Trust Information

Symbol on New York Stock Exchange:	BZA

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/05:	$16.33

Net Asset Value as of 8/31/05:	$16.19

Yield on Closing Market Price as of 8/31/05 ($16.33):[1]	5.85%

Current Monthly Distribution per Common Share:[2]	$0.079656

Current Annualized Distribution per Common Share:[2]	$0.955872

Leverage as of 8/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$16.33	$13.90	17.48%	$16.33	$13.71

NAV	$16.19	$14.67	10.36%	$16.19	$14.65

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Education	26%	24%

Hospitals	23	18

Housing	14	13

Lease Revenue	12	7

City, County & State	8	12

Transportation	7	5

Tobacco	4	11

Water & Sewer	3	3

Industrial & Pollution Control	3	2

Other	—	5

Credit Breakdown4  (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	28%	22%

AA/Aa	10	4

A	32	31

BBB/Baa	20	26

B	2	1

CCC/Caa	—	1

Not Rated[5]	8	15

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005 and August 31, 2004, the market value of these securities was $4,431,304 representing 5.3% and $8,834,282 representing 11.6%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock California Municipal Income Trust II (BCL)

Trust Information

Symbol on American Stock Exchange:	BCL

Initial Offering Date:	July 30, 2002

Closing Market Price as of 8/31/05:	$14.26

Net Asset Value as of 8/31/05:	$15.52

Yield on Closing Market Price as of 8/31/05 ($14.26):[1]	5.51%

Current Monthly Distribution per Common Share:[2]	$0.0655

Current Annualized Distribution per Common Share:[2]	$0.7860

Leverage as of 8/31/05:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$14.26	$13.71	4.01%	$14.73	$13.47

NAV	$15.52	$13.77	12.71%	$15.52	$13.77

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

City, County & State	24%	25%

Lease Revenue	13	10

Transportation	12	10

Hospitals	12	13

Education	11	11

Housing	9	10

Tobacco	9	11

Power	4	5

Water & Sewer	4	4

Industrial & Pollution Control	2	1

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	40%	33%

AA/Aa	4	5

A	20	25

BBB/Baa	14	15

B	1	—

CCC/Caa	—	1

Not Rated[5]	21	21

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005 and August 31, 2004, the market value of these securities was $4,280,829 representing 2.2% and $4,211,315 representing 2.4%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock Florida Insured Municipal Income Trust (BAF)

Trust Information

Symbol on New York Stock Exchange:	BAF

Initial Offering Date:	October 31, 2002

Closing Market Price as of 8/31/05:	$15.30

Net Asset Value as of 8/31/05:	$15.26

Yield on Closing Market Price as of 8/31/05 ($15.30):[1,2]	5.88%

Current Monthly Distribution per Common Share:[2]	$0.075

Current Annualized Distribution per Common Share:[2]	$0.900

Leverage as of 8/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on October 3, 2005 and effective October 14, 2005. The Monthly Distribution per Common Share was decreased to $0.0580. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$15.30	$14.14	8.20%	$15.49	$13.46

NAV	$15.26	$14.34	6.42%	$15.26	$14.32

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Tax Revenue	24%	22%

City, County & State	21	21

Education	16	16

Power	12	12

Transportation	9	9

Hospitals	7	7

Water & Sewer	5	8

Tobacco	5	4

Housing	1	1

Credit Breakdown4 (unaudited)
Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	83%	82%

AA/Aa	3	3

A	4	5

BBB/Baa	6	5

Not Rated[5]	4	5

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005 and August 31, 2004, the market value of these securities was $5,029,809 representing 2.4% and $9,959,662 representing 5.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock Florida Municipal Bond Trust (BIE)

Trust Information

Symbol on New York Stock Exchange:	BIE

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/05:	$15.95

Net Asset Value as of 8/31/05:	$16.31

Yield on Closing Market Price as of 8/31/05 ($15.95):[1]	5.85%

Current Monthly Distribution per Common Share:[2]	$0.077808

Current Annualized Distribution per Common Share:[2]	$0.933696

Leverage as of 8/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$15.95	$14.17	12.56%	$16.55	$14.09

NAV	$16.31	$15.53	5.02%	$16.32	$15.48

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Hospitals	27%	27%

City, County & State	17	15

Tax Revenue	17	16

Power	10	10

Education	7	7

Housing	7	3

Water & Sewer	7	7

Transportation	3	4

Lease Revenue	3	5

Industrial & Pollution Control	2	2

Other	—	4

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	38%	38%

AA/Aa	17	17

A	22	23

BBB/Baa	8	8

BB/Ba	2	2

Not Rated	13[5]	12

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005, the market value of these securities was $2,831,177 representing 3.4% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock Maryland Municipal Bond Trust (BZM)

Trust Information

Symbol on American Stock Exchange:	BZM

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/05:	$15.96

Net Asset Value as of 8/31/05:	$16.11

Yield on Closing Market Price as of 8/31/05 ($15.96):[1]	5.36%

Current Monthly Distribution per Common Share:[2]	$0.07135

Current Annualized Distribution per Common Share:[2]	$0.85620

Leverage as of 8/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$15.96	$14.99	6.47%	$16.95	$14.32

NAV	$16.11	$15.24	5.71%	$16.11	$15.22

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Education	21%	20%

Hospitals	18	17

City, County & State	18	17

Water & Sewer	12	12

Transportation	9	10

Lease Revenue	8	8

Housing	5	3

Power	5	4

Tobacco	4	4

Other	—	5

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	34%	35%

AA/Aa	9	8

A	35	37

BBB/Baa	14	16

Not Rated[5]	8	4

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005 and August 31, 2004, the market value of these securities was $1,043,280 representing 2.2% and $1,044,840 representing 2.2%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock New Jersey Municipal Bond Trust (BLJ)

Trust Information

Symbol on American Stock Exchange:	BLJ

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/05:	$15.98

Net Asset Value as of 8/31/05:	$16.26

Yield on Closing Market Price as of 8/31/05 ($15.98):[1]	5.90%

Current Monthly Distribution per Common Share:[2]	$0.078582

Current Annualized Distribution per Common Share:[2]	$0.942984

Leverage as of 8/31/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$15.98	$13.91	14.88%	$16.27	$13.90

NAV	$16.26	$14.71	10.54%	$16.26	$14.70

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Hospitals	28%	29%

City, County & State	14	10

Transportation	11	15

Education	9	8

Tobacco	8	11

Housing	8	5

Tax Revenue	7	2

Industrial & Pollution Control	6	6

Lease Revenue	5	5

Power	4	5

Other	—	4

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	25%	25%

A	23	29

BBB/Baa	43	43

B	4	3

Not Rated	5	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock New York Insured Municipal Income Trust (BSE)

Trust Information

Symbol on New York Stock Exchange:	BSE

Initial Offering Date:	October 31, 2002

Closing Market Price as of 8/31/05:	$15.35

Net Asset Value as of 8/31/05:	$15.30

Yield on Closing Market Price as of 8/31/05 ($15.35):[1,2]	5.86%

Current Monthly Distribution per Common Share:[2]	$0.075

Current Annualized Distribution per Common Share:[2]	$0.900

Leverage as of 8/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on October 3, 2005 and effective October 14, 2005. The Monthly Distribution per Common Share was decreased to $0.0580. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$15.35	$14.08	9.02%	$15.85	$13.56

NAV	$15.30	$14.18	7.90%	$15.32	$14.17

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Transportation	30%	33%

Education	29	33

Hospitals	17	14

Tobacco	12	10

Tax Revenue	8	9

Water & Sewer	2	—

City, County & State	1	—

Housing	1	1

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	80%	82%

AA/Aa	2	2

A	6	5

BBB/Baa	12	11

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock New York Municipal Bond Trust (BQH)

Trust Information

Symbol on New York Stock Exchange:	BQH

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/05:	$15.85

Net Asset Value as of 8/31/05:	$16.09

Yield on Closing Market Price as of 8/31/05 ($15.85):[1]	5.84%

Current Monthly Distribution per Common Share:[2]	$0.077099

Current Annualized Distribution per Common Share:[2]	$0.925188

Leverage as of 8/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$15.85	$13.97	13.46%	$15.85	$13.71

NAV	$16.09	$15.09	6.63%	$16.09	$15.07

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Housing	13%	9%

Tobacco	13	11

Education	12	12

Transportation	12	16

Hospitals	11	11

City, County & State	10	10

Tax Revenue	9	8

Water & Sewer	8	8

Industrial & Pollution Control	5	5

Lease Revenue	4	2

Power	3	3

Other	—	5

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	23%	22%

AA/Aa	24	25

A	22	32

BBB/Baa	26	16

BB/Ba	1	1

CCC/Caa	4	4

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2005
BlackRock New York Municipal Income Trust II (BFY)

Trust Information

Symbol on American Stock Exchange:	BFY

Initial Offering Date:	July 30, 2002

Closing Market Price as of 8/31/05:	$14.02

Net Asset Value as of 8/31/05:	$15.23

Yield on Closing Market Price as of 8/31/05 ($14.02):[1]	5.07%

Current Monthly Distribution per Common Share:[2]	$0.05925

Current Annualized Distribution per Common Share:[2]	$0.71100

Leverage as of 8/31/05:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$14.02	$13.70	2.34%	$14.64	$13.42

NAV	$15.23	$14.16	7.56%	$15.23	$14.14

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Transportation	21%	20%

Education	14	19

Hospitals	12	9

Tobacco	11	10

Industrial & Pollution Control	11	14

City, County & State	11	6

Housing	7	7

Water & Sewer	7	5

Tax Revenue	5	9

Power	1	1

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	21%	16%

AA/Aa	32	43

A	24	20

BBB/Baa	19	17

BB/Ba	1	1

CCC/Caa	3	3

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES AUGUST 31, 2005
BlackRock Virginia Municipal Bond Trust (BHV)

Trust Information

Symbol on American Stock Exchange:	BHV

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/05:	$17.30

Net Asset Value as of 8/31/05:	$16.34

Yield on Closing Market Price as of 8/31/05 ($17.30):[1]	5.02%

Current Monthly Distribution per Common Share:[2]	$0.072428

Current Annualized Distribution per Common Share:[2]	$0.869136

Leverage as of 8/31/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/05	8/31/04	Change	High	Low

Market Price	$17.30	$15.34	12.78%	$17.58	$15.48

NAV	$16.34	$15.47	5.62%	$16.35	$15.45

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2005	August 31, 2004

Water & Sewer	18%	18%

City, County & State	17	17

Transportation	17	17

Housing	16	13

Hospitals	15	15

Education	5	4

Tobacco	5	4

Industrial & Pollution Control	4	3

Lease Revenue	3	4

Other	—	5

Credit Breakdown4 (unaudited)

Credit Rating	August 31, 2005	August 31, 2004

AAA/Aaa	45%	46%

AA/Aa	15	16

A	15	15

BBB/Baa	14	12

Not Rated[5]	11	11

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005 and August 31, 2004, the market value of these securities was $2,478,468 representing 6.5% and $2,545,242 representing 7.0%, respectively, of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock Insured Municipal Income Trust (BYM)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—156.2%
			California—38.5%
			California St., GO,
AAA	$5,000		5.00%, 2/01/32, MBIA	08/13 @ 100	$5,290,600
AAA	5,000		5.00%, 3/01/33	03/15 @ 100	5,298,250
A	14,000		Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/22	05/12 @ 101	15,350,440
			Golden St. Tobacco Sec. Corp.,
AAA	20,000		Ser. A, 5.00%, 6/01/35, FGIC	06/15 @ 100	21,217,200
BBB	6,500		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	7,421,765
BBB	14,500		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	16,725,315
AAA	12,100		Infrastructure & Econ. Dev. Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	12,838,221
AAA	17,500		Met. Wtr. Dist. So. California, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	18,597,075
AAA	10,590		Sacramento Cnty. San. Dist. Fin. Auth., Sacramento Regl. Cnty. San., Ser. A, 5.00%, 12/01/35, AMBAC	12/14 @ 100	11,292,541
AAA	15,000		San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Rev., Ser. A, 5.00%, 11/01/31, FSA	11/11 @ 100	15,710,250
AAA	53,000		San Joaquin Hills Transp. Corridor Agcy., Toll Rd. Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	15,957,770
AAA	10,910		Univ. of California, Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,498,376

					157,197,803

			District of Columbia—2.6%
BBB	9,500		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	10,613,685

			Florida—14.1%
			Miami Dade Cnty.,
AAA	25,000		Bldg. Better Cmntys. Proj., GO, 5.00%, 7/01/35, FGIC	07/15 @ 100	26,781,500
AAA	25,520		Spl. Oblig. Cap. Apprec. Sub. Proj., Ser. A, Zero Coupon, 10/01/38, MBIA	10/15 @ 30.363	4,671,181
AAA	24,700		Orlando & Orange Cnty. Expwy. Auth., Expwy. Rev., Ser. B, 5.00%, 7/01/35, AMBAC	07/13 @ 100	26,105,183

					57,557,864

			Georgia—8.2%
			Atlanta Arpt. Passenger Fac.,
AAA	4,950		Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	5,227,843
AAA	2,500		Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	2,640,925
			Atlanta Wtr. & Wstwtr.,
AAA	2,000		5.00%, 11/01/34, FSA	11/14 @ 100	2,126,700
AAA	3,235		5.00%, 11/01/37, FSA	11/14 @ 100	3,434,858
AAA	9,555		Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,876,526
BB	10,000		De Kalb Cnty. Dev. Auth., PCR, General Mtrs. Corp. Proj., 6.00%, 3/15/21	12/12 @ 101	10,044,000

					33,350,852

			Hawaii—0.5%
AAA	2,065		Honolulu City & Wstwtr., Ser. A, 5.00%, 7/01/35, FGIC	07/15 @ 100	2,191,564

			Illinois—15.0%
AAA	11,550	[3]	Chicago Spec. Transp., 5.25%, 1/01/27, AMBAC	N/A	12,475,617
			Chicago, GO,
AAA	13,000		Ser. A, 5.00%, 1/01/34, FSA	01/14 @ 100	13,676,520
AAA	7,000		Ser. A, 5.00%, 1/01/34, MBIA	01/13 @ 100	7,326,900
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj.,
AAA	18,835		Ser. A, 5.00%, 12/15/28, MBIA	06/12 @ 101	19,862,826
AAA	15,000		Ser. B, Zero Coupon, 6/15/28, MBIA	No Opt. Call	5,407,800
AAA	2,400	[4]	O’Hare Intl. Arpt., Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,527,728

					61,277,391

			Massachusetts—7.9%
			Tpke. Auth., Met. Hwy. Sys. Rev.,
AAA	2,195		Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	2,266,776
AAA	24,000		Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,826,560
AAA	5,000		Wtr. Res. Auth., Ser. B, 5.00%, 8/01/35, MBIA	08/17 @ 100	5,376,350

					32,469,686

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Nevada—7.1%
AAA	$6,000		Reno Transp. Proj., 5.125%, 6/01/32, AMBAC	06/12 @ 100	$6,322,320
			Truckee Meadows Wtr. Auth.,
AAA	10,000		Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	10,492,900
AAA	6,500		Ser. A, 5.125%, 7/01/30, FSA	07/11 @ 100	6,851,780
AAA	5,000		Ser. A, 5.25%, 7/01/34, FSA	07/11 @ 100	5,286,750

					28,953,750

			New Jersey—1.3%
AAA	4,935		Newark Hsg. Auth., Port Auth. Port Newark Marine Term. Rental Backed, Redev. Projs., 5.00%, 1/01/37, MBIA	01/14 @ 100	5,205,981

			New York—9.0%
			New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	12,650		Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	13,459,979
AAA	7,305		Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,751,774
AAA	10,000		New York City Trust Cultural Recs., American Museum of Natural History Proj., Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,553,800
AAA	4,660		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	5,001,578

					36,767,131

			Ohio—1.5%
AAA	6,000		Wtr. Dev. Auth., Poll. Ctrl. Facs. Rev., Dayton Pwr. & Lt., Ser. A, 4.80%, 1/01/34	07/15 @ 100	6,150,840

			Pennsylvania—3.9%
BBB+	5,000		Lebanon Cnty. Hlth. Facs. Auth., Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,447,350
AAA	5,200		Philadelphia Gas Wks., Ser. 3, 5.125%, 8/01/31, FSA	08/11 @ 100	5,448,976
AAA	4,560	[3]	Tpke. Comm., 5.00%, 7/15/11, AMBAC	N/A	5,017,596

					15,913,922

			South Carolina—9.2%
AAA	5,000		Pub. Svc. Auth., Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,438,100
			Transp. Infrastructure Bank,
AAA	5,000		Ser. A, 5.00%, 10/01/33, AMBAC	10/13 @ 100	5,292,300
AAA	12,750		Ser. A, 5.00%, 10/01/33, AMBAC	10/12 @ 100	13,415,678
AAA	12,660		Ser. B, 5.125%, 10/01/26, AMBAC	10/11 @ 100	13,497,712

					37,643,790

			Tennessee—3.9%
			Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev.,
AAA	11,705		Ser. A, Zero Coupon, 1/01/22, FSA	01/13 @ 59.566	4,916,568
AAA	9,260		Ser. A, Zero Coupon, 1/01/23, FSA	01/13 @ 56.016	3,649,922
AAA	8,500		Ser. A, Zero Coupon, 1/01/24, FSA	01/13 @ 52.749	3,146,020
AAA	6,850		Ser. A, Zero Coupon, 1/01/25, FSA	01/13 @ 49.712	2,387,567
AAA	5,000		Ser. A, Zero Coupon, 1/01/26, FSA	01/13 @ 46.781	1,634,150

					15,734,227

			Texas—22.7%
BBB-	3,700		Comal Cnty. Hlth. Facs., Hlth. Care Sys., McKenna Mem. Proj., Ser. A, 6.25%, 2/01/32	02/13 @ 100	4,006,804
AAA	10,030		Coppell Indpt. Sch. Dist., GO, Zero Coupon, 8/15/30	No Opt. Call	3,087,635
AAA	2,350		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,444,212
			Harris Cnty. Sports Auth.,
AAA	26,890		Ser. A-3, Zero Coupon, 11/15/38, MBIA	11/24 @ 43.826	4,483,101
AAA	27,675		Ser. A-3, Zero Coupon, 11/15/39, MBIA	11/24 @ 41.258	4,343,591
AAA	5,785		Ser. H, Zero Coupon, 11/15/38, MBIA	11/31 @ 64.91	1,004,102
AAA	6,160		Ser. H, Zero Coupon, 11/15/39, MBIA	11/31 @ 60.976	1,004,388
			Harris Cnty., GO,
AAA	7,485		Zero Coupon, 8/15/25, MBIA	No Opt. Call	3,016,305
AAA	10,915		Zero Coupon, 8/15/28, MBIA	No Opt. Call	3,742,972
AAA	5,510		Toll Rd. Rev., 5.00%, 8/15/30, FSA	08/12 @ 100	5,756,022
AAA	9,500		Northside Indpt. Sch. Dist., Sch. Bldg. Rmkt., GO, 5.125%, 6/15/29	06/14 @ 100	10,182,005
			San Antonio Wtr.,
AAA	9,350		5.125%, 5/15/29, FGIC	05/14 @ 100	10,008,988
AAA	10,000		5.125%, 5/15/34, FGIC	05/14 @ 100	10,652,200
AAA	25,000		Tpke. Auth., Central Sys. Rev., Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	25,903,250
BBB+	3,000		Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12 @ 100	3,187,320

					92,822,895

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description		Option Call Provisions[2] (unaudited)	Value

			Virginia—1.9%
			Chesterfield Cnty. Indl. Dev. Auth., PCR, Elec. & Pwr. Co.,
A3	$3,000		Ser. A, 5.875%, 6/01/17		11/10 @ 102	$3,340,530
A3	4,000		Ser. B, 5.875%, 6/01/17		11/10 @ 102	4,454,040

						7,794,570

			Washington—8.6%
AAA	9,610		Central Washington Univ. Sys. Rev., 5.00%, 5/01/34, FGIC	.	05/14 @ 100	10,112,507
AAA	3,655		Chelan Cnty. Pub. Util. Dist. 1, Chelan Hydro Sys., Ser. C, 5.125%, 7/01/33, AMBAC		07/12 @ 100	3,849,044
AAA	4,500		Port of Seattle, Ser. A, 5.00%, 4/01/31, FGIC		10/11 @ 100	4,686,075
AAA	9,500		Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA		12/08 @ 100	9,907,455
AAA	6,380		Washington, GO, Ser. A, 5.00%, 7/01/25, FSA		07/11 @ 100	6,718,140

						35,273,221

			West Virginia—0.3%
AAA	1,295		Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA		06/14 @ 100	1,374,889

			Total Long-Term Investments (cost $597,696,096)			638,294,061

			SHORT-TERM INVESTMENT—0.5%
			Maryland—0.5%
A-1+	2,300	[5]	Hlth. & Higher Edl. Facs. Auth., Ser. D, 2.48%, 9/01/05, FRWD (cost $2,300,000)		N/A	2,300,000

			Total Investments—156.7% (cost $599,996,0966)			$640,594,061
			Liabilities in excess of other assets—(0.7)%			(2,923,241)
			Preferred shares at redemption value, including dividends payable—(56.0)%			(229,030,079)

			Net Assets Applicable to Common Shareholders—100%	.		$408,640,741

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security, or a portion thereof, pledged as collateral with a value of $2,547,728 on 1,683 short U.S. Treasury Note futures contracts expiring December 2005 and 190 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $211,053,422, with an unrealized loss of $1,659,065.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2005.

[6]	Cost for Federal tax purposes is $600,082,644. The net unrealized appreciation on a tax basis is $40,511,417, consisting of $40,511,417 gross unrealized appreciation and $0 unrealized depreciation.

Unaudited Information:

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 84.4% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	27.9%
FGIC	—	19.9%
FSA	—	18.7%
MBIA	—	17.9%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock Municipal Bond Trust (BBK)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—152.8%
			Alabama—10.5%
BBB	$9,250		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.50%, 9/01/25	09/05 @ 102	$9,443,325
A2	7,500		Huntsville Hlth. Care Auth., Ser. A, 5.75%, 6/01/31	06/11 @ 101	8,011,200

					17,454,525

			California—21.6%
			Golden St. Tobacco Sec. Corp.,
A-	12,090		Ser. A, 5.00%, 6/01/45	06/15 @ 100	12,585,086
AAA	7,300	[3]	Ser. B, 5.50%, 6/01/13	N/A	8,265,717
AAA	4,200	[3]	Ser. B, 5.625%, 6/01/13	N/A	4,790,898
B-	8,000		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. B, 7.50%, 12/01/24	12/12 @ 102	8,470,800
NR	1,585		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,685,980

					35,798,481

			District of Columbia—11.1%
A	595		Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	615,165
AAA	6,000		Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,437,460
AAA	33,450		Georgetown Univ., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	5,151,300
BBB	5,580		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	6,234,143

					18,438,068

			Florida—19.7%
AAA	3,455		Brd. of Ed. Pub. Ed., Cap. Outlay, GO, Ser. A, 5.00%, 6/01/31	06/14 @ 101	3,699,476
BBB-	6,200		Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	10/05 @ 102	6,396,540
BB+	2,810		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,185,950
A+	10,000		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	10,814,200
AAA	7,255		Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Rev., Indian Trace Apts., Ser. A, 5.625%, 1/01/44, FSA	01/12 @ 100	7,541,355
NR	1,000		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,042,670

					32,680,191

			Georgia—8.3%
			Atlanta Arpt. Passenger Fac.,
AAA	5,000		Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	5,280,650
AAA	3,000		Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	3,169,110
AAA	5,000		Atlanta Wtr. & Wstwtr., 5.00%, 11/01/37, FSA	11/14 @ 100	5,308,900

					13,758,660

			Illinois—21.0%
AAA	23,065		Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	3,895,678
NR	1,150	[4]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,185,673
AAA	5,880	[5]	Chicago, GO, Ser. A, 5.50%, 1/01/38, MBIA	01/11 @ 101	6,414,022
BBB	6,000		Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	6,192,060
BB+	420		Fin. Auth. Rev., Friendship Vlg. Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	428,345
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	525		Ser. A, 5.125%, 6/01/35	06/14 @ 100	529,557
Baa3	425		Ser. B, 5.375%, 6/01/35	06/14 @ 100	428,647
A	6,000		Hlth. Facs. Auth., Lake Forest Hosp. Proj., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,334,860
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A,
AAA	10,000		Zero Coupon, 6/15/35, MBIA	No Opt. Call	2,581,700
AAA	10,000		Zero Coupon, 12/15/36, MBIA	No Opt. Call	2,404,100
AAA	10,000		Zero Coupon, 12/15/37, MBIA	No Opt. Call	2,297,000
			O’Hare Intl. Arpt., Ser. A,
AAA	1,000		5.00%, 1/01/29, MBIA	01/15 @ 100	1,055,580
AAA	1,000		5.00%, 1/01/30, MBIA	01/15 @ 100	1,053,220

					34,800,442

			Indiana—1.3%
Aa2	2,000		Multi-Fam. Hsg., Canterbury House Apts., Ser. 1, 5.90%, 12/01/34	12/11 @ 100	2,112,220

			Kansas—3.3%
A-	5,000		Wichita Arpt. Auth., Arpt. Facs. Rev., Cessna Citation Svc. Ctr., Ser. A, 6.25%, 6/15/32	06/12 @ 101	5,441,850

			Louisiana—0.7%
Baa1	1,165		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	1,204,365

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description		Option Call Provisions[2] (unaudited)	Value

			Maryland—3.3%
NR	$1,250		Baltimore Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31		07/13 @ 101	$1,330,475
NR	3,000		Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth., Ser. B, 6.25%, 7/01/30		07/07 @ 102	3,045,360
Baa1	1,040		Hlth. & Higher Edl. Facs. Auth. Medstar Hlth. Proj., 5.50%, 8/15/33		08/14 @ 100	1,093,165

						5,469,000

			Massachusetts—0.6%
AAA	1,000		Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA		01/07 @ 102	1,032,700

			Multi-State—7.3%
Baa1	10,500	[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52		10/14 @ 100	12,087,390

			Nevada—0.9%
NR	1,400		Las Vegas Spec. Impvt. Dist. No. 809, Summerlin Area, 5.65%, 6/01/23		12/05 @ 103	1,434,706

			New Jersey—9.6%
			Econ. Dev. Auth.,
BBB	1,500		Cigarette Tax Rev., 5.50%, 6/15/31		06/14 @ 100	1,583,490
B	3,000		Continental Airlines, Inc. Proj., 7.20%, 11/15/30		11/10 @ 101	2,964,510
Baa3	7,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28		No Opt. Call	8,888,250
BBB-	1,500		Winchester Proj., Ser. A, 5.80%, 11/01/31		11/14 @ 100	1,580,025
NR	915		Middlesex Cnty. Impvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37		01/15 @ 100	922,265

						15,938,540

			New York—3.2%
AAA	1,330		Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31		06/12 @ 100	1,400,902
AAA	1,760		Met. Transp. Auth. Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC		07/12 @ 100	1,851,168
AAA	1,885		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC		10/14 @ 100	2,023,171

						5,275,241

			North Carolina—1.9%
NR	2,945		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., 5.75%, 8/01/35		08/15 @ 100	3,096,579

			Ohio—1.0%
NR	1,500		Port Greater Cincinnati Dev. Auth., Cooperative Pub. Pkg. Infrastructure Proj., 6.40%, 2/15/34	.	02/14 @ 102	1,603,575

			Oklahoma—1.1%
B-	1,725		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35		No Opt. Call	1,826,585

			Oregon—0.6%
Aa2	995		Multi-Fam. Hsg., Pacific Tower Apts., Ser. 6, 6.05%, 11/01/34		12/11 @ 100	1,052,053

			Pennsylvania—3.2%
BB-	4,895		Econ. Dev. Fin. Auth., Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	.	12/09 @ 103	5,295,313

			Puerto Rico—0.5%
BBB-	13,160		Childrens Trust Fund, Ser. A, Zero Coupon, 5/15/50		05/15 @ 11.191	843,293

			South Carolina—0.7%
BBB+	1,000		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj., Ser. C, 7.00%, 8/01/30		08/13 @ 100	1,154,590

			Texas—15.7%
BBB	880		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38		10/13 @ 101	984,271
AAA	940		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC		12/11 @ 100	977,685
AAA	715		Harlandale Indpt. Sch. Dist., Refdg., GO, 5.00%, 8/15/35		08/15 @ 100	757,500
AAA	11,690		Harris Cnty. Houston Sports Auth., Ser. G, Zero Coupon, 11/15/41, MBIA		11/31 @ 53.779	1,681,022
Aa2	2,840		Multi-Fam. Hsg., Copperwood Ranch Apts., Ser. 9, 5.95%, 11/01/35		12/11 @ 100	3,001,255
AAA	60,000		Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/35, AMBAC		8/12 @ 25.665	11,305,200
BBB+	6,840		Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31		07/12 @ 100	7,267,089

						25,974,022

			West Virginia—0.3%
AAA	520		Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA		06/14 @ 100	552,079

			Wisconsin—5.4%
			Hlth. & Edl. Facs. Auth.,
A-	1,350		Aurora Hlth. Care Proj., 6.40%, 4/15/33		04/13 @ 100	1,509,948
A	7,000		Wheaton Franciscan Svcs., 5.75%, 8/15/30		02/12 @ 101	7,536,970

						9,046,918

			Total Long-Term Investments (cost $231,975,510)			253,371,386

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

Shares (000)	Description		Value

	MONEY MARKET FUND—0.2%
400	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $400,000)		$400,000

	Total Investments—153.0% (cost $232,375,5106)		$253,771,386
	Other assets in excess of liabilities—1.6%		2,613,204
	Preferred shares at redemption value, including dividends payable—(54.6)%	.	(90,521,379)

	Net Assets Applicable to Common Shareholders—100%	.	$165,863,211

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 8.0% of its net assets, with a current market value of $13,273,063, in securities restricted as to resale.

[5]

Security, or a portion thereof, pledged as collateral with a value of $2,199,974 on 607 short U.S. Treasury Note futures contracts expiring December 2005 and 78 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $77,237,859, with an unrealized loss of $598,414.

[6]	Cost for Federal tax purposes is $232,371,154. The net unrealized appreciation on a tax basis is $21,400,232, consisting of $21,400,232 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock Municipal Income Trust II (BLE)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—155.1%
			California—21.9%
A	$2,250		Agua Caliente Band, Cahuilla Indians Proj., 6.00%, 7/01/18	07/13 @ 100	$2,339,550
			Golden St. Tobacco Sec. Corp.,
A-	24,850		Ser. A, 5.00%, 6/01/45	06/15 @ 100	25,867,607
AAA	16,850	[3]	Ser. B, 5.50%, 6/01/13	N/A	19,079,087
AAA	8,800	[3]	Ser. B, 5.625%, 6/01/13	N/A	10,038,072
B-	6,660		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24	12/12 @ 102	7,042,550
A	3,500		Mobilehome Park Fin. Auth., Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,676,575
NR	4,620		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj., 6.625%, 8/01/27	08/11 @ 101	5,073,592
A	5,000		Statewide Cmnty. Dev. Auth. Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,344,050

					78,461,083

			Colorado—4.2%
AA	10,000	[4]	Hlth. Facs. Auth., Catholic Hlth. Initiatives Proj., Ser. A, 5.50%, 3/01/32	ETM	10,938,600
AAA	4,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,275,880

					15,214,480

			District of Columbia—6.4%
A	1,265		Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	1,307,871
			Tobacco Settlement Fin. Corp.,
BBB	7,500		6.50%, 5/15/33	No Opt. Call	8,887,500
BBB	11,500		6.75%, 5/15/40	05/11 @ 101	12,848,145

					23,043,516

			Florida—14.8%
NR	1,240		Fishhawk Cmnty. Dev. Dist. II, Spec. Assmt. Rev, Ser. B, 5.00%, 11/01/07	No Opt. Call	1,245,989
NR	4,780		Lakes by the Bay So. Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.25%, 5/01/34	05/14 @ 101	5,154,895
A-	2,650		Leesburg Hosp., Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,781,732
NR	3,165		Live Oak Comm. Dev., Dist. No. 1 Spec. Assmt. Rev., Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,347,177
BB+	6,230		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	7,063,512
A+	6,850		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	7,407,727
AA-	14,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	14,966,420
NR	2,085		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,173,967
NR	4,575		Sumter Cnty. Ind. Dev. Auth., No. Sumter Util. Co. LLC, 6.90%, 10/01/34	10/09 @ 100	4,849,271
NR	3,715		Sumter Landing Cmnty. Dev., Spec. Assmt. Rev., 6.875%, 5/01/23	05/13 @ 101	4,004,399

					52,995,089

			Georgia—2.6%
AAA	4,000		Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	4,225,480
BBB	5,000		Milledgeville-Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 5.625%, 9/01/30	09/14 @ 101	5,237,550

					9,463,030

			Illinois—17.2%
AAA	4,000		Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,283,440
NR	2,470	[5]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,546,619
A+	7,500	[6]	Dev. Fin. Auth., Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/24	11/09 @ 101	7,929,075
BB+	910		Fin. Auth. Rev., Friendship Vlg. Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	928,082
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	1,125		Ser. A, 5.125%, 6/01/35	06/14 @ 100	1,134,765
Baa3	900		Ser. B, 5.375%, 6/01/35	06/14 @ 100	907,722
AA+	1,880		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	2,048,862
A	8,000		Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	8,545,040
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A,
AAA	45,190		Zero Coupon, 6/15/33, MBIA	No Opt. Call	12,777,473
AAA	5,000		Zero Coupon, 6/15/40, MBIA	No Opt. Call	1,017,850
			O’Hare Intl. Arpt.,
AAA	2,100		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,211,762
AAA	4,290		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,550,660
AAA	15,000		Sports Facs. Auth., Ded. St. Tax Supported Rev., Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	12,809,400

					61,690,750

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description		Option Call Provisions[2] (unaudited)	Value

			Indiana—8.9%
BB	$5,500		Fort Wayne, PCR, Gen. Mtrs. Corp. Proj., 6.20%, 10/15/25		12/12 @ 101	$5,566,495
AA	5,000		Hlth. Fac. Fin. Auth., Ascension Hlth., Ser. F, 5.375%, 11/15/25		11/12 @ 101	5,314,250
AAA	19,735		Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/33, MBIA		07/12 @ 100	20,975,542

						31,856,287

			Louisiana—0.7%
Baa1	2,485		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38		06/13 @ 102	2,568,968

			Maryland—1.8%
NR	3,000		Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30		07/07 @ 102	3,045,660
			Hlth. & Higher Edl. Facs. Auth.,
Baa1	2,240		Medstar Hlth. Proj., 5.50%, 8/15/33		08/14 @ 100	2,354,509
A	1,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	.	07/12 @ 100	1,065,970

						6,466,139

			Massachusetts—0.5%
AAA	1,910		Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA		01/07 @ 102	1,972,457

			Mississippi—1.7%
BBB	4,950		Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22		No Opt. Call	6,183,045

			Missouri—1.8%
NR	6,000		Dept. of Transp., Rt. 370/Missouri Bottom Rd./Taussig Rd. Proj., 7.20%, 5/01/33		05/13 @ 100	6,451,500

			Multi-State—3.7%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 5.75%, 4/30/15		No Opt. Call	1,074,300
A3	3,500	[5]	Ser. A, 6.00%, 4/30/19		No Opt. Call	3,749,725
Baa1	5,000	[5]	Ser. B, 6.00%, 4/30/15		No Opt. Call	5,304,000
NR	3,000	[5]	Ser. B, 6.30%, 4/30/19		No Opt. Call	3,255,120

						13,383,145

			Nevada—0.8%
NR	2,925		Henderson Local Impvt. Dist. No. T-14, 5.80%, 3/01/23	.	03/06 @ 103	3,025,649

			New Jersey—12.3%
			Econ. Dev. Auth.,
			Cigarette Tax Rev.,
BBB	9,000		5.50%, 6/15/31		06/14 @ 100	9,500,940
BBB	4,000		5.75%, 6/15/34		06/14 @ 100	4,293,840
B	10,100		Continental Airlines, Inc. Proj., 7.20%, 11/15/30		11/10 @ 101	9,980,517
			Kapkowski Rd. Landfill Proj.,
Baa3	7,475		6.50%, 4/01/28		No Opt. Call	8,858,623
Baa3	10,000		6.50%, 4/01/31		No Opt. Call	11,614,100

						44,248,020

			New Mexico—1.4%
Baa1	5,200		Hsg. Auth., Region III, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38		01/13 @ 102	4,896,684

			New York—4.9%
AAA	2,845		Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31		06/12 @ 100	2,996,667
AAA	3,775		Met. Transp. Auth. Svc. Contract,, Ser. A, 5.00%, 7/01/30, AMBAC		07/12 @ 100	3,970,545
Caa2	8,800		Port Auth. of NY & NJ, Spec. Oblig. Rev., Contl/Eastn. LaGuardia Proj., 9.00%, 12/01/10		10/05 @ 100	8,809,944
AAA	1,805		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC		10/14 @ 100	1,934,455

						17,711,611

			North Carolina—2.2%
NR	7,500		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., 5.75%, 8/01/35		08/15 @ 100	7,886,025

			Ohio—1.4%
AAA	4,800		Wtr. Dev. Auth., Poll. Ctrl. Facs. Rev., Dayton Pwr. & Lt., Ser. A, 4.80%, 1/01/34		07/15 @ 100	4,920,672

			Oklahoma—1.2%
B-	3,925		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35		No Opt. Call	4,156,143

			Pennsylvania—6.2%
			Econ. Dev. Fin. Auth.,
A3	5,175		Amtrak Proj., Ser. A, 6.375%, 11/01/41		05/11 @ 101	5,618,860
BB-	10,565		Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36		12/09 @ 103	11,429,005
BBB+	5,000		Monroe Cnty. Hosp. Auth., Hosp. Pocono Med. Ctr. Proj., 6.00%, 1/01/43		01/14 @ 100	5,382,300

						22,430,165

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description		Option Call Provisions[2] (unaudited)	Value

			Puerto Rico—0.5%
BBB-	$28,415		Childrens Trust Fund, Ser. A, Zero Coupon, 5/15/50		05/15 @ 11.191	$1,820,833

			South Carolina—6.6%
			Greenwood Cnty. Hosp., Self Mem. Hosp. Facs. Proj.,
A	3,280		5.50%, 10/01/26		10/11 @ 100	3,463,089
A	3,250		5.50%, 10/01/31		10/11 @ 100	3,426,118
NR	3,914		Lancaster Cnty. Assmt., Edgewater Impvt. Dist., Ser. A, 6.875%, 11/01/35		11/13 @ 101	4,091,774
			So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
AA	3,750		Georgetown Mem. Hosp., 5.375%, 2/01/30, RAA		08/11 @ 100	3,972,075
			Palmetto Hlth. Alliance,
BBB+	2,640		Ser. A, 6.25%, 8/01/31		08/13 @ 100	2,909,201
BBB+	5,000		Ser. C, 6.875%, 8/01/27		08/13 @ 100	5,739,150

						23,601,407

			Tennessee—2.6%
AAA	20,405		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/21, FSA	.	01/13 @ 63.44	9,154,499

			Texas—16.7%
BBB	1,650		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38		10/13 @ 101	1,845,509
AAA	2,015		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC		12/11 @ 100	2,095,781
BBB	20,000		Gulf Coast Wst. Disp. Auth., Env. Impvt. Rev., Ser. A, 6.10%, 8/01/24		08/12 @ 100	21,474,800
AAA	1,545		Harlandale Indpt. Sch. Dist., Refdg., GO, 5.00%, 8/15/35		08/15 @ 100	1,636,835
AAA	25,375		Harris Cnty. Houston Sports Auth., Ser. A-3, Zero Coupon, 11/15/36, MBIA		11/24 @ 49.423	4,770,754
			Tpke. Auth., Central Sys. Rev.,
AAA	73,370		Zero Coupon, 8/15/36, AMBAC		08/12 @ 24.171	13,019,506
AAA	65,000		Zero Coupon, 8/15/37, AMBAC		08/12 @ 22.708	10,838,100
AAA	27,600		Zero Coupon, 8/15/38, AMBAC		08/12 @ 21.384	4,333,752

						60,015,037

			Virginia—6.4%
NR7	13,280		Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	.	04/08 @ 103	13,031,133
AAA	9,000		Halifax Cnty. Indl. Dev. Auth., Exempt Fac. Rev., Old Dominion Elec. Coop. Proj., 5.625%, 6/01/28, AMBAC		06/13 @ 101	9,854,280

						22,885,413

			West Virginia—1.8%
AAA	1,115		Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA		06/14 @ 100	1,183,784
BBB+	5,000		Mason Cnty., PCR, Refdg. Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22		10/11 @ 100	5,206,250

						6,390,034

			Wisconsin—3.9%
			Hlth. & Edl. Facs. Auth.,
A-	3,930		Aurora Hlth. Care Proj., 6.40%, 4/15/33		04/13 @ 100	4,395,626
A-	4,000		Synergy Hlth., Inc., 6.00%, 11/15/32		08/13 @ 100	4,335,720
A	5,000		Wheaton Franciscan Svcs., 5.75%, 8/15/25		02/12 @ 101	5,398,100

						14,129,446

			Total Long-Term Investments (cost $511,342,015)			557,021,127

			SHORT-TERM INVESTMENTS—0.5%
			California—0.0%
A-1	75	[8]	Hlth. Facs. Fin. Auth., Scripps Hlth. Proj., Ser. B, 2.16%, 9/07/05, FRWD, MBIA		N/A	75,000

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

Shares (000)	Description		Value

	Money Market Fund—0.5%
1,550	AIM Tax Free Investment Co. Cash Reserve Portfolio		$1,550,000

	Total Short-Term Investments (cost $1,625,000)		1,625,000

	Total Investments—155.6% (cost $512,967,0159)	.	$558,646,127
	Other assets in excess of liabilities—1.7%		5,979,055
	Preferred shares at redemption value, including dividends payable—(57.3)%		(205,605,038)

	Net Assets Applicable to Common Shareholders—100%		$359,020,144

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by U.S. Treasury obligations.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 4.4% of its net assets, with a current market value of $15,929,764, in securities restricted as to resale.

[6]

Security, or a portion thereof, pledged as collateral with a value of $2,684,615 on 1,406 short U.S. Treasury Note futures contracts expiring December 2005 and 166 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $177,175,031, with an unrealized loss of $1,386,015.

[7]	Security is deemed to be of investment grade quality by the investment advisor.
[8]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2005.

[9]

Cost for Federal tax purposes is $512,926,690. The net unrealized appreciation on a tax basis is $45,719,437, consisting of $46,056,218 gross unrealized appreciation and $336,781 unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock California Insured Municipal Income Trust (BCK)

Rating[1] (unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (unaudited)	Value

		LONG-TERM INVESTMENTS—156.2%
		California—156.2%
AAA	$6,500	Benicia Unified Sch. Dist., GO, Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$2,930,330
AAA	4,000	California St., 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,252,080
		Ceres Unified Sch. Dist. GO,
AAA	3,055	Ser. B, Zero Coupon, 8/01/30, FGIC	08/12 @ 34.887	767,172
AAA	3,180	Ser. B, Zero Coupon, 8/01/31, FGIC	08/12 @ 32.868	751,339
AAA	3,300	Ser. B, Zero Coupon, 8/01/32, FGIC	08/12 @ 30.966	734,085
AAA	3,440	Ser. B, Zero Coupon, 8/01/33, FGIC	08/12 @ 29.174	720,439
AAA	3,575	Ser. B, Zero Coupon, 8/01/34, FGIC	08/12 @ 27.782	712,998
AAA	3,275	Ser. B, Zero Coupon, 8/01/35, FGIC	08/12 @ 26.186	615,634
A	6,500	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20	05/12 @ 101	7,107,750
AAA	2,385	Edl. Facs. Auth., Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,506,635
AAA	5,000	Golden St. Tobacco Sec. Corp., Ser. A, 5.00%, 6/01/35, FGIC	06/15 @ 100	5,304,300
AAA	4,500 [3]	Infrastructure & Econ. Dev. Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,792,590
A3	2,600	Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	2,854,306
AAA	2,000	Long Beach Unified Sch. Dist., GO, Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,102,000
		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev.,
AAA	5,000	Ser. A, 5.00%, 7/01/43, FGIC	07/12 @ 100	5,225,700
AAA	5,000	Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,246,800
AAA	5,000	Los Angeles Unified Sch. Dist., GO, Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,372,700
		Los Angeles Wstwtr. Sys.,
AAA	5,000	Ser. A, 5.00%, 6/01/27, MBIA	06/13 @ 100	5,326,150
AAA	6,025	Ser. A, 5.00%, 6/01/32, FGIC	06/12 @ 100	6,348,241
AAA	5,000	No. California Pwr. Agcy., Pub. Pwr. Rev., Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,233,800
AAA	2,500 [4]	No. Orange Cnty. Cmnty. Coll. Dist., GO, Ser. A, 5.00%, 8/01/12, MBIA	N/A	2,764,000
AAA	5,000	Pub. Wks. Brd., Dept. of Gen. Svcs., Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,259,800
AAA	5,000	Riverside Unified Sch. Dist., GO, Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,314,150
AAA	4,390	Sacramento Cnty. San. Dist. Fin. Auth., Sacramento Regl. Cnty. San., Ser. A, 5.00%, 12/01/35, AMBAC	12/14 @ 100	4,681,233
AAA	5,295	San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,576,588
AAA	4,805	San Diego Redev. Agcy., Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	5,075,377
AAA	4,000	San Diego Univ. Fndtn. Aux. Org., Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,184,640
AAA	20,000	San Joaquin Hills Transp. Corridor Agcy., Toll Rd. Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	6,021,800
AAA	6,000	San Jose Fin. Auth., Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,285,900
AAA	11,125	Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	4,040,600
AAA	3,000	Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1, Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,138,450
AAA	4,000	Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,220,760

		Total Long-Term Investments (cost $117,863,755)		125,468,347

	Shares
	(000)

		MONEY MARKET FUND—0.2%
	150	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $150,000)	N/A	150,000

		Total Investments—156.4% (cost $118,013,7555)		$125,618,347
		Other assets in excess of liabilities—1.5%		1,178,643
		Preferred shares at redemption value, including dividends payable—(57.9)%		(46,508,027)

		Net Assets Applicable to Common Shareholders—100%		$80,288,963

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $869,516 on 359 short U.S. Treasury Note futures contracts expiring December 2005 and 38 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $44,721,234, with an unrealized loss of $354,016.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Cost for Federal tax purposes is $118,014,273. The net unrealized appreciation on a tax basis is $7,604,074, consisting of $7,604,074 gross unrealized appreciation and $0 unrealized depreciation.

Unaudited Information:

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 92.2% of the Trust’s managed assets. Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	23.5%
FGIC	—	25.2%
FSA	—	4.2%
MBIA	—	39.3%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock California Municipal Bond Trust (BZA)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—153.8%
			California—146.4%
AAA	$5,000		Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$1,386,500
A1	4,000		Edl. Facs. Auth., Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,264,560
BBB	3,845		Foothill/Eastn. Transp. Corridor Agcy., Toll Rd. Rev., 5.75%, 1/15/40	01/10 @ 101	3,945,393
			Golden St. Tobacco Sec. Corp.,
A-	3,870		Ser. A, 5.00%, 6/01/45	06/15 @ 100	4,028,477
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,283,620
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,153,470
AAA	2,500	[3]	Ser. B, 5.50%, 6/01/13	N/A	2,830,725
AAA	1,300	[3]	Ser. B, 5.625%, 6/01/13	N/A	1,482,897
			Hlth. Facs. Fin. Auth.,
A3	1,770		Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	11/15 @ 100	1,834,269
A	3,270		Insured Hlth. Facs. Valleycare, Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,508,448
AAA	3,000	[3]	Infrastructure & Econ. Dev., 5.25%, 6/01/07, MBIA	N/A	3,155,310
AAA	1,600		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	1,697,616
A	3,750		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,913,950
AAA	3,500	[4]	Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,727,570
A3	1,745		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	1,915,678
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR5	655		5.90%, 6/01/27	06/13 @ 100	668,624
NR5	1,180		6.00%, 6/01/35	06/13 @ 100	1,215,152
			Live Oak Unified Sch. Dist., Cap. Apprec. Election, GO,
AAA	705		Ser. B, Zero Coupon, 8/01/29, XLCA	08/18 @ 55.976	206,579
AAA	795		Ser. B, Zero Coupon, 8/01/30, XLCA	08/18 @ 52.942	219,213
AAA	830		Ser. B, Zero Coupon, 8/01/31, XLCA	08/18 @ 50.064	215,883
AAA	865		Ser. B, Zero Coupon, 8/01/32, XLCA	08/18 @ 47.332	212,444
AAA	905		Ser. B, Zero Coupon, 8/01/33, XLCA	08/18 @ 44.74	209,833
AAA	945		Ser. B, Zero Coupon, 8/01/34, XLCA	08/18 @ 42.283	207,069
			Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
B-	1,000		Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,058,850
B-	680		Ser. C, 7.50%, 12/01/24	12/12 @ 102	719,059
			Multi-Fam. Hsg.,
Aa2	2,225		San Lucas Apts., Ser. 5, 5.95%, 11/01/34	12/11 @ 100	2,351,336
Aa2	2,395		Westgate Courtyard Apts., Ser. 3, 5.80%, 11/01/34	12/11 @ 100	2,529,168
NR5	2,400		Orange Cnty. Cmnty. Facs. Dist., Spl. Tax Rev., Ladera Ranch Proj., Ser. A, 6.00%, 8/15/32	08/10 @ 101	2,547,528
BBB	3,000		Palm Springs Mobile Home Park, Sahara Mobile Home Park Proj., 5.75%, 5/15/37	05/12 @ 102	3,211,350
BBB	530		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	550,760
NR	2,500		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	2,684,525
AAA	15,000		Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	4,972,350
AAA	2,500		Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. Rev., Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,617,900
			Statewide Cmnty. Dev. Auth.,
BBB+	1,500		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,582,305
A+	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,327,750
AA-	3,250		Sutter Hlth., Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,459,853
A+	1,500		Torrance Hosp. Rev., Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,585,335

					79,481,349

See Notes to Financial Statements.

BlackRock California Municipal Bond Trust (BZA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Multi-State—7.4%
Baa1	$3,500	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$4,029,130

			Total Investments—153.8% (cost $76,234,5577)		$83,510,479
			Other assets in excess of liabilities—1.4%		734,771
			Preferred shares at redemption value, including dividends payable—(55.2)%		(29,979,851)

			Net Assets Applicable to Common Shareholders—100%		$54,265,399

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security, or a portion thereof, pledged as collateral with a value of $543,448 on 216 short U.S. Treasury Note futures contracts expiring December 2005 and 26 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $27,277,688, with an unrealized loss of $212,935.

[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 7.4% of its net assets, with a current market value of $4,029,130, in securities restricted as to resale.

[7]	Cost for Federal tax purposes is $76,229,144. The net unrealized appreciation on a tax basis is $7,281,335, consisting of $7,281,335 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock California Municipal Income Trust II (BCL)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—156.4%
			California—152.9%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C,
AAA	$15,000		Zero Coupon, 9/01/34, FSA	No Opt. Call	$3,771,600
AAA	10,000		Zero Coupon, 9/01/36, FSA	No Opt. Call	2,285,900
A	8,000	[4]	California, GO, 5.50%, 11/01/33	11/13 @ 100	8,927,600
AAA	6,000	[4]	Corona Norco Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. No. 98-1, 5.10%, 9/01/32, AMBAC	09/12 @ 100	6,312,840
A	6,000	[3]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/21	05/12 @ 101	6,589,860
			Foothill/Eastn. Transp. Corridor Agcy. Toll Rd. Rev.,
BBB	6,550		Zero Coupon, 1/15/30	01/10 @ 30.966	1,569,314
AAA	15,470	[4]	Ser. A, Zero Coupon, 1/01/26	ETM	6,484,869
AAA	4,890	[4]	Ser. A, Zero Coupon, 1/01/30	ETM	1,658,688
			Golden St. Tobacco Sec. Corp.,
A-	3,700		Ser. A, 5.00%, 6/01/45	06/15 @ 100	3,851,515
BBB	2,900		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,311,249
BBB	11,100		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,803,517
AAA	5,650	[5]	Ser. B, 5.50%, 6/01/13	N/A	6,397,438
AAA	3,000	[5]	Ser. B, 5.625%, 6/01/13	N/A	3,422,070
			Infrastructure & Econ. Dev.,
AAA	6,100		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	6,472,161
A+	1,735		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	1,862,609
AAA	2,500		Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,662,550
AAA	5,000		La Quinta Redev. Agcy. Tax Allocation, Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,350,900
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR6	1,490		5.90%, 6/01/27	06/13 @ 100	1,520,992
NR6	2,680		6.00%, 6/01/35	06/13 @ 100	2,759,837
AAA	5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,771,480
B-	1,785		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24	12/12 @ 102	1,887,530
A	3,500		Mobilehome Park Fin. Auth., Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,676,575
			Oxnard Impvt. Bond, Dist. No. 1 Spec. Assmt., 1 Rice Ave.,
NR	1,910		5.625%, 9/02/27	03/06 @ 103	1,938,383
NR	1,905		5.70%, 9/02/32	03/06 @ 103	1,933,461
BBB	1,180		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	1,226,221
			Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,516,740
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,723,239
BBB	2,470		Rohnert Park Fin. Auth., Rancho Feliz Mobile Home Park Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,497,763
AAA	5,000	[5]	Sacramento City Fin. Auth., Cap. Impvt., Ser. A, 5.00%, 6/01/11, AMBAC	N/A	5,478,950
NR	6,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	6,096,060
AAA	8,665		San Diego Unified Sch. Dist., GO, Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,646,138
NR	5,000		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	5,369,050
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy., Toll Rd. Rev. Proj., Ser. A, Zero Coupon, 1/15/34, MBIA	No Opt. Call	7,665,300
NR	8,000		San Jose Multi-Fam. Hsg., Helzer Courts Apts. Proj., Ser. A, 6.40%, 12/01/41	12/09 @ 102	7,899,040
			Santa Clarita Facs. Dist., Valencia Town Ctr. Proj.,
NR	1,640		5.80%, 11/15/25	11/10 @ 102	1,680,574
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,544,145
AAA	2,685		Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,086,163
BBB	2,200		So. Tahoe Joint Pwr. Fin. Auth., So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,306,656
			Statewide Cmnty. Dev. Auth.,
A+	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,327,750
A	7,000		Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,481,670
AA-	8,000		Sutter Hlth. Oblig Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,506,480
BBB	1,600		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	1,673,072
NR	2,000		Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,049,760
AAA	2,000		Univ. of California, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,120,300
NR	1,170		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,244,541
NR	2,000	[5]	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,130,880

					189,493,430

See Notes to Financial Statements.

BlackRock California Municipal Income Trust II (BCL) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Multi-State—3.5%
			Charter Mac Equity Issuer Trust,
A3	$500	[7]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$537,150
A3	1,000	[7]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,071,350
Baa1	1,500	[7]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,591,200
NR	1,000	[7]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,085,040

					4,284,740

			Total Long-Term Investments (cost $176,347,542)		193,778,170

			SHORT-TERM INVESTMENT—0.2%
			California—0.2%
A-1+	300	[8]	Econ. Recovery, Ser. C-5, 2.26%, 9/01/05, FRDD (cost $300,000)	N/A	300,000

			Total Investments—156.6% (cost $176,647,5429)
			Other assets in excess of liabilities—1.5%		$194,078,170
			Preferred shares at redemption value, including dividends payable—(58.1)%		1,806,669
			Net Assets Applicable to Common Shareholders—100%		(71,965,082)

					$123,919,757

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $1,116,227 on 581 short U.S. Treasury Note futures contracts expiring December 2005 and 58 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $71,963,203, with an unrealized loss of $573,015.

[4]	Security is collateralized by U.S. Treasury obligations.
[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Security is deemed to be of investment grade quality by the investment advisor.
[7]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 3.5% of its net assets, with a current market value of $4,284,740, in securities restricted as to resale.

[8]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2005.

[9]

Cost for Federal tax purposes is $176,633,406. The net unrealized appreciation on a tax basis is $17,444,764, consisting of $17,565,724 gross unrealized appreciation and $120,960 unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FRDD	—	Floating Rate Daily Demand
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock Florida Insured Municipal Income Trust (BAF)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—155.0%
			Florida—147.6%
			Brd. of Ed.,
AAA	$9,000		GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	$9,580,860
AAA	8,640	[3]	Lottery Rev., Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,299,059
			Capital Trust Agcy. Multi-Fam., American Oppty. Proj.,
Baa1	1,000		Ser. A, 5.875%, 6/01/38	06/13 @ 102	1,003,130
Baa3	990		Ser. C, 7.25%, 6/01/38	06/13 @ 102	984,931
NR	3,885		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	4,159,359
AAA	7,000		Dept. of Transp., GO, 5.00%, 7/01/27, FSA	07/12 @ 101	7,455,980
AAA	8,695		Gainesville Util. Sys., Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	9,209,396
A+	8,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	9,338,015
AAA	7,580		Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	8,004,859
AAA	2,865		Jacksonville Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	3,025,383
			Jacksonville,
AAA	8,000		Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,493,200
AAA	9,500		Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	10,142,675
AAA	9,500		Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,949,825
AAA	1,480		Julington Creek Plantation Cmnty. Dev., Assmt. Rev., 5.00%, 5/01/29, MBIA	05/12 @ 101	1,568,652
AAA	9,000		Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,542,880
			Miami Dade Cnty., Spec. Oblig. Rev.,
AAA	10,000		Ser. A, Zero Coupon, 10/01/39, MBIA	10/15 @ 28.762	1,733,900
AAA	10,000		Ser. A, Zero Coupon, 10/01/40, MBIA	10/15 @ 27.307	1,659,200
AAA	26,935		Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	6,683,112
AAA	2,000		Orange Cnty. Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,110,880
AAA	9,250		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,829,235
AAA	7,975		Orange Cnty., Sales Tax, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,518,098
AAA	4,000		Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,342,840
			Palm Bay Util.,
AAA	4,015		Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,359,399
AAA	5,570		Zero Coupon, 10/01/31, FGIC	No Opt. Call	1,601,041
AAA	9,200		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,693,028
AA-	5,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	5,345,150
AAA	9,500		Pinellas Cnty. Swr., 5.00%, 10/01/32, FSA	10/13 @ 100	10,068,670
AAA	5,000		Polk Cnty. Util. Sys., 5.00%, 10/01/29, FGIC	10/13 @ 100	5,316,950
AAA	825	[4]	Port St. Lucie Util., 5.125%, 9/01/11, MBIA	N/A	905,710
AAA	2,945		Sarasota Cnty. Util. Sys., Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,215,115
AAA	3,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,659,075
AAA	1,000		Tohopekaliga Wtr. Auth., Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,073,350
NR5	4,635		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	5,029,809
AAA	12,000		Vlg. Ctr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	12,750,720

					196,653,486

			Puerto Rico—7.4%
BBB	9,405		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	9,821,171

			Total Long-Term Investments (cost $194,996,151)		206,474,657

See Notes to Financial Statements.

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

Shares (000)	Description	Value

	MONEY MARKET FUND—0.3%
400	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $400,000)	$400,000

	Total Investments—155.3% (cost $195,396,1516)	$206,874,657
	Other assets in excess of liabilities—1.8%	2,356,197
	Preferred shares at redemption value, including dividends payable—(57.1)%	(76,010,328)

	Net Assets Applicable to Common Shareholders—100%	$133,220,526

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $1,084,613 on 507 short U.S. Treasury Note futures contracts expiring December 2005 and 62 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $64,141,547, with an unrealized loss of $499,650.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Cost for Federal tax purposes is $195,396,082. The net unrealized appreciation on a tax basis is $11,478,575, consisting of $11,478,575 gross unrealized appreciation and $0 unrealized depreciation.

Unaudited Information:

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 82.7% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	17.1%
FGIC	—	9.7%
FSA	—	24.6%
MBIA	—	31.3%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock Florida Municipal Bond Trust (BIE)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—153.0%
			Florida—141.3%
AAA	$1,250		Bay Cnty., Sales Tax Rev., 5.125%, 9/01/32, AMBAC	09/12 @ 100	$1,333,400
A	1,000		Boynton Beach Multi-Fam., Clipper Cove Apts. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	1,046,180
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13 @ 102	1,003,130
NR	1,650		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	1,766,523
NR	1,055		Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,073,990
AAA	2,100		Greater Orlando Aviation Auth., Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,225,601
A+	4,900		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	5,383,091
BBB+	1,810		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,926,383
AA	3,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,840,865
			JEA,
Aa2	5,000	[3]	Elec. Sys. Rev., Ser. A, 5.50%, 10/01/07	N/A	5,261,250
AAA	5,425	[4]	Wtr. & Swr. Sys., Ser. A, 5.375%, 10/01/30, MBIA	04/07 @ 100	5,588,075
A1	3,000		Lakeland Hosp. Sys., Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/32	11/12 @ 101	3,225,210
NR5	920		Madison Cnty. Elec. Pwr. Generation Fac., First Mtg. Twin Oaks Proj., 6.00%, 7/01/25	07/15 @ 100	921,260
BB+	1,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,700,685
			Miami Dade Cnty.,
AAA	5,410		Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,266,211
			Spec. Oblig. Rev.,
AAA	5,500		Ser. A, Zero Coupon, 10/01/26, MBIA	04/08 @ 37.301	1,836,835
AAA	10,000		Ser. B, Zero Coupon, 10/01/30, MBIA	04/08 @ 29.688	2,631,500
AAA	3,150		Mun. Loan Council, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,365,901
			Orange Cnty. Hlth. Facs. Auth.,
A	5,000		Orlando Regl. Hlth. Care Proj., 5.75%, 12/01/32	12/12 @ 100	5,452,900
			Refdg. Hlth. Care Orlando Lutheran Proj.,
NR	340		5.375%, 7/01/20	07/15 @ 100	342,353
NR	305		5.70%, 7/01/26	07/15 @ 100	308,791
AAA	3,350		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,559,777
AAA	3,105		Osceola Cnty. Tourist Dev., Tax Rev., Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,271,024
AAA	3,630		Palm Bay Util., Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,229,045
AAA	3,000		Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,166,320
AAA	1,500	[3]	Port St. Lucie Util., 5.125%, 9/01/11, MBIA	N/A	1,646,745
AA-	2,000		So. Broward Hosp. Dist., 5.60%, 5/01/27	05/12 @ 101	2,165,200
NR	1,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	1,836,253
NR	2,780		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,936,570
NR5	1,760		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,909,917
			Volusia Cnty Edl. Fac. Auth., Embry Riddle Aeronautical Proj.,
AA	1,250		5.20%, 10/15/26, RAA	10/13 @ 100	1,341,313
AA	1,610		5.20%, 10/15/33, RAA	10/13 @ 100	1,721,879

					76,284,177

See Notes to Financial Statements.

BlackRock Florida Municipal Bond Trust (BIE)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Multi-State—6.4%
Baa1	$3,000	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$3,453,540

			Puerto Rico—5.3%
A-	2,565	[3]	Pub. Bldgs. Auth., Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	2,843,302

			Total Investments—153.0% (cost $75,822,9727)		$82,581,019
			Other assets in excess of liabilities—2.2%		1,197,179
			Preferred shares at redemption value, including dividends payable—(55.2)%		(29,788,696)

			Net Assets Applicable to Common Shareholders—100%		$53,989,502

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security, or a portion thereof, pledged as collateral with a value of $315,737 on 173 short U.S. Treasury Note futures contracts expiring December 2005 and 26 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $22,458,328, with an unrealized loss of $170,685.

[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 6.4% of its net assets, with a current market value of $3,453,540, in securities restricted as to resale.

[7]	Cost for Federal tax purposes is $75,784,403. The net unrealized appreciation on a tax basis is $6,796,616, consisting of $6,796,616 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock Maryland Municipal Bond Trust (BZM)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—148.7%
			Maryland—116.8%
NR	$500		Annapolis Spl. Oblig., Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$511,350
A3	2,870		Anne Arundel Cnty. Econ. Dev. Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	3,113,778
			Baltimore Cnty., GO,
AAA	2,000	[3]	Met 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,151,520
AAA	2,000		Met 68th Dist., 5.00%, 8/01/28	08/12 @ 100	2,128,200
NR	1,000		Baltimore Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,064,380
			Baltimore Wstwtr. Proj.,
AAA	2,000		Ser. A, 5.125%, 7/01/42, FGIC	07/12 @ 100	2,114,680
AAA	3,500		Ser. A, 5.20%, 7/01/32, FGIC	07/12 @ 100	3,774,295
NR4	1,000		Frederick Cnty., Urbana Cmnty. Dev. Auth., 6.625%, 7/01/25	07/07 @ 102	1,043,280
			Hlth. & Higher Edl. Facs. Auth.,
A	2,000		Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,157,640
BBB+	1,990		Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,148,922
AA	2,000		Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,086,980
A	2,000		Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,070,460
A	2,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,131,940
A	2,000		Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,086,320
NR	1,000		Indl. Dev. Fin. Auth., 6.00%, 5/01/35	05/15 @ 100	1,033,190
A+	1,905		Econ. Dev. Rev., Nat. Aquarium Baltimore Fac. Proj., Ser. B, 5.20%, 11/01/26	11/12 @ 100	2,036,102
			Montgomery Cnty. Lease, Metrorail Garage Proj.,
AA	500		5.00%, 6/01/23	06/12 @ 100	535,950
AA	1,435		5.00%, 6/01/24	06/12 @ 100	1,534,646
			St. Mary’s Coll., Academic & Auxil. Fees, Ser. A,
AAA	1,000		5.00%, 9/01/27, AMBAC	09/12 @ 101	1,070,530
AAA	1,000		5.00%, 9/01/32, AMBAC	09/12 @ 101	1,062,860
AAA	2,000		Transp. Auth., Arpt. Pkg. Rev., Baltimore/Wash Intl. Arpt., Ser. B, 5.125%, 3/01/24, AMBAC	03/12 @ 101	2,110,020

					37,967,043

			Multi-State—7.1%
Baa1	2,000	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,302,360

			Puerto Rico—24.8%
BBB	2,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.50%, 5/15/39	05/12 @ 100	2,085,980
AAA	2,060		Elec. Pwr. Auth., Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,236,892
A	2,000		Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,119,640
			Pub. Bldgs. Auth., Gov’t. Facs.,
A-	1,100	[6]	Ser. D, 5.375%, 7/01/12	N/A	1,227,644
BBB	350		Ser. D, 5.375%, 7/01/33	07/12 @ 100	376,292

					8,046,448

			Total Long-Term Investments (cost $44,559,437)		48,315,851

	Shares (000)

			MONEY MARKET FUND—4.1%
	1,350		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,350,000)	N/A	1,350,000

			Total Investments—152.8% (cost $45,909,4377)		$49,665,851
			Other assets in excess of liabilities—2.6%		833,284
			Preferred shares at redemption value, including dividends payable—(55.4)%		(18,007,338)

			Net Assets Applicable to Common Shareholders—100%		$32,491,797

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $217,652 on 107 short U.S. Treasury Note futures contracts expiring December 2005 and 16 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $13,880,859, with an unrealized loss of $105,364.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 7.1% of its net assets, with a current market value of $2,302,360, in securities restricted as to resale.

[6]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[7]	Cost for Federal tax purposes is $45,904,941. The net unrealized appreciation on a tax basis is $3,760,910, consisting of $3,760,910 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
FGIC	—	Financial Guaranty Insurance Co.	GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock New Jersey Municipal Bond Trust (BLJ)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—152.8%
			Multi-State—6.2%
Baa1	$2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,302,360

			New Jersey—127.2%
			Econ. Dev. Auth.,
BBB	2,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	2,146,920
B	2,335		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,266,958
BBB-	2,000		Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,024,740
			First Mtg. Lions Gate Proj.,
NR	150		Ser. A, 5.75%, 1/01/25	01/13 @ 102	155,084
NR	265		Ser. A, 5.875%, 1/01/37	01/13 @ 102	272,595
Baa3	2,250		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,666,475
BBB	1,000		Sld. Wst. Rev., Disp. Wst. Mgmt., Ser. A, 5.30%, 6/01/15	No Opt. Call	1,065,860
Aaa	1,740		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,887,517
BBB-	2,500		Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,633,375
			Edl. Facs. Auth.,
			Fairleigh Dickinson Univ. Proj.,
BBB-	500		Ser. C, 5.50%, 7/01/23	07/14 @ 100	532,285
BBB-	1,000		Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,098,960
BBB-	1,000		Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,085,530
BBB+	630		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	716,234
AAA	750		Montclair St. Univ. Proj., Ser. F, 5.00%, 7/01/32, FGIC	07/15 @ 100	800,318
AAA	4,000		Garden St. Pres. Trust, Open Space & Farmland Pres., Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,482,840
			Hlth. Care Fac. Fin. Auth.,
A	2,000		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,152,560
A+	2,000		Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,124,040
A2	2,000	[4]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,141,400
Baa1	2,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	2,683,025
AAA	2,250		Hsg. & Mtg. Fin. Agcy., Multi-Fam. Hsg. Rev., Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,332,575
NR	2,500		Middlesex Cnty. Impvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	2,519,850
			Port Auth. of NY & NJ,
AAA	1,500		Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,593,345
AAA	2,250		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,406,195
Caa2	130		Contl./Eastern LaGuardia Proj., 9.125%, 12/01/15	10/05 @ 100	130,191
BBB	4,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	4,315,720
AAA	1,000		Univ. of Med. & Dentistry, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,057,080
			Vineland, GO,
AAA	1,000		5.30%, 5/15/29, MBIA	05/10 @ 101	1,065,120
AAA	1,500		5.375%, 5/15/32, MBIA	05/10 @ 101	1,591,860

					46,948,652

See Notes to Financial Statements.

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Puerto Rico—19.4%
A-	$2,250		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	$2,407,027
A	2,100		Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,225,622
			Pub. Bldgs. Auth., Gov’t. Facs.,
A-	1,685	[5]	Ser. D, 5.25%, 7/01/12	N/A	1,867,823
BBB	615		Ser. D, 5.25%, 7/01/27	07/12 @ 100	657,798

					7,158,270

			Total Investments—152.8% (cost $52,020,8486)		$56,409,282
			Other assets in excess of liabilities—2.0%		746,134
			Preferred shares at redemption value, including dividends payable—(54.8)%		(20,227,749)

			Net Assets Applicable to Common Shareholders—100%		$36,927,667

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 6.2% of its net assets, with a current market value of $2,302,360, in securities restricted as to resale.

[4]

Security, or a portion thereof, pledged as collateral with a value of $324,023 on 152 short U.S. Treasury Note futures contracts expiring December 2005 and 18 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $19,160,438, with an unrealized loss of $149,842.

[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Cost for Federal tax purposes is $52,004,142. The net unrealized appreciation on a tax basis is $4,405,140, consisting of $4,405,140 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock New York Insured Municipal Income Trust (BSE)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—154.2%
			New York—141.0%
			Dorm. Auth.,
AAA	$5,000		Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	$5,343,050
AAA	7,000		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,357,420
AAA	2,500		Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,691,750
AAA	3,160		Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,352,602
Aa3	3,000		Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,143,220
AAA	10,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	3,203,100
AAA	5,000		Montefiore Hosp. Proj., 5.00%, 8/01/33, FGIC	02/15 @ 100	5,323,900
AAA	5,000		New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,135,550
AAA	7,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,278,740
			Sch. Dist. Fin. Proj.,
AAA	2,000		Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,104,420
AAA	3,500		Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,698,135
AAA	7,000	[3]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,336,560
AAA	2,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,143,340
BBB-	1,000		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg. Proj., 6.25%, 8/01/34	08/13 @ 100	1,049,440
			Met. Transp. Auth.,
AAA	1,085		Ser. A, 5.00%, 11/15/25, FSA	11/12 @ 100	1,155,655
AAA	8,470		Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,929,328
AAA	5,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,383,750
AAA	5,000	[4]	Ded. Tax Fund, Ser. A, 5.00%, 11/15/11, FGIC	N/A	5,489,900
AAA	2,660		Refdg. Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,864,155
AAA	10,000		Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,518,000
A	2,500		New York City Indl. Dev. Agcy. Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,617,925
AAA	3,500		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,728,165
AAA	6,000		New York City Transl. Fin. Auth., Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,323,940
AAA	5,000		New York City Trust Cultural Recs., American Museum of Natural History Proj., Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,276,900
A+	1,000		New York City, GO, Ser. O, 5.00%, 6/01/30	06/15 @ 100	1,055,140
BBB	3,320		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	3,570,494
AAA	6,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,430,320
AAA	10,000		Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,555,100
BBB	6,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	6,346,980

					139,406,979

			Puerto Rico—13.2%
BBB	7,600		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	7,936,300
A	5,000		Indl. Fin. Auth., Med. & Env. Ctrl. Facs., Polytecnic Univ. Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	5,099,150

					13,035,450

			Total Long-Term Investments (cost $144,372,217)		152,442,429

See Notes to Financial Statements.

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

Shares (000)	Description	Value

	MONEY MARKET FUND—1.2%
1,100	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,100,000)	$1,100,000

	Total Investments—155.4% (cost $145,472,2175)	$153,542,429
	Other assets in excess of liabilities—1.3%	1,326,226
	Preferred shares at redemption value, including dividends payable—(56.7)%.	(56,015,187)

	Net Assets Applicable to Common Shareholders—100%	$98,853,468

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $736,573 on 381 short U.S. Treasury Note futures contracts expiring December 2005 and 46 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $48,131,203, with an unrealized loss of $375,715.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Cost for Federal tax purposes is $145,482,154. The net unrealized appreciation on a tax basis is $8,060,275, consisting of $8,060,275 gross unrealized appreciation and $0 unrealized depreciation.
Unaudited Information:

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 84.4% of the Trust’s managed assets. The Trust had the following insurance concentrations:

ACA	— 5.0%
AMBAC	— 31.9%
FGIC	— 15.0%
FSA	— 5.8%
MBIA	— 21.0%
XLCA	— 5.7%

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock New York Municipal Bond Trust (BQH)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—154.4%
			Multi-State—6.6%
Baa1	$2,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,877,950

			New York—115.7%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A,
NR	200		7.00%, 5/01/25	05/15 @ 102	199,868
NR	130		7.00%, 5/01/35	05/15 @ 102	128,216
			Dorm. Auth.,
AA-	2,465	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	2,722,987
AA-	285	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	314,828
AAA	2,500		Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,655,550
Baa2	3,000		Lenox Hill Hosp. Oblig. Grp. Proj., 5.50%, 7/01/30	07/11 @ 101	3,140,220
BB+	500		Mt. Sinai New York Univ. Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	510,385
AAA	2,500		Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,698,375
AA	2,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	2,170,740
AAA	2,750	[5]	Env. Facs. Corp., Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,930,180
A	3,000		Met. Transp. Auth., Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,197,370
Aa1	2,980		Mtg. Agcy., Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,054,143
A2	1,100		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,157,046
AA	2,500		New York City Hsg. Dev. Corp., Multi-Fam. Hsg. Rev., Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,597,050
AAA	2,500		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,655,600
A+	3,000		New York City, GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,246,810
BBB	1,445		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	1,554,025
			Port Auth. of NY & NJ,
AAA	2,750		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,940,905
Caa2	2,600		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	10/05 @ 100	2,603,822
AAA	500		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	535,860
A	500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	526,240
BBB	3,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	3,173,490
AA	5,000	[4]	Urban Dev. Corp., Ser. A, 5.25%, 3/15/12	N/A	5,561,900

					50,275,610

			Puerto Rico—32.1%
BBB	3,650		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,811,512
A-	2,000		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,139,580
A	2,000		Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,119,640
			Pub. Bldgs. Auth., Gov’t. Facs.,
A-	1,980	[4]	Ser. D, 5.25%, 7/01/12	N/A	2,194,830
BBB	720		Ser. D, 5.25%, 7/01/27	07/12 @ 100	770,105
			Pub. Impvt., GO,
AAA	925	[4]	Ser. A, 5.125%, 7/01/11	N/A	1,018,305
BBB	1,825		Ser. A, 5.125%, 7/01/31	07/11 @ 100	1,906,450

					13,960,422

			Total Investments—154.4% (cost $61,889,0136)		$67,113,982
			Other assets in excess of liabilities—1.3%		548,048
			Preferred shares at redemption value, including dividends payable—(55.7)%		(24,201,651)

			Net Assets Applicable to Common Shareholders—100%		$43,460,379

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 6.6% of its net assets, with a current market value of $2,877,950, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Security, or a portion thereof, pledged as collateral with a value of $322,902 on 143 short U.S. Treasury Note futures contracts expiring December 2005 and 20 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $18,387,797, with an unrealized loss of $140,952.

[6]	Cost for Federal tax purposes is $61,882,080. The net unrealized appreciation on a tax basis is $5,231,902, consisting of $5,231,902 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock New York Municipal Income Trust II (BFY)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—158.2%
			Multi-State—5.7%
			Charter Mac Equity Issuer Trust,
A3	$500	[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$537,150
A3	1,000	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,071,350
Baa1	1,500	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,591,200
Baa1	1,000	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,085,040

					4,284,740

			New York—137.7%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A,
NR	345		7.00%, 5/01/25	05/15 @ 102	344,772
NR	220		7.00%, 5/01/35	05/15 @ 102	216,982
Aaa	1,730		Clarence Indl. Dev. Agcy., Civic Fac. Rev., Bristol Vlg. Proj., 6.00%, 1/20/44	01/13 @ 102	1,897,204
			Dorm. Auth.,
AAA	2,500		Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,671,525
Aa3	2,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,100,140
AA	5,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,213,150
AA	2,000		Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,092,020
BB+	750		Mt. Sinai New York Univ. Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	765,578
AAA	2,425		New York Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,538,126
AA	2,000		Rochester Gen. Hosp. Proj., 5.00%, 12/01/35, RAA	12/15 @ 100	2,104,660
AAA	2,500	[4]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,620,200
AA	4,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,341,480
A+	5,500		Energy Res. & Dev. Auth., Facs. Rev., 4.70%, 6/01/36	10/05 @ 100	5,502,530
BBB	625		Essex Cnty. Indl. Dev. Agcy., Sld. Wst. Disp. Rev., Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26	10/12 @ 100	648,288
A	3,250		Geneva Indl. Dev. Agcy., Civic Fac. Rev., Hobart & Williams Smith Proj., Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,507,822
BBB-	385		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg. Proj., 6.25%, 8/01/34	08/13 @ 100	404,034
AAA	3,515		Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,272,289
			Met. Transp. Auth.,
AAA	2,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,153,500
AA-	5,000		Ded. Tax Fund, Ser. A, 5.00%, 11/15/30	11/12 @ 100	5,264,800
AA-	5,000		Svc. Contract Rev., Ser. A, 5.125%, 1/01/29	07/12 @ 100	5,341,800
			New York City Indl. Dev. Agcy.,
			Eger Harbor Proj.,
AA+	1,000		Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,051,020
AA+	1,000		Ser. A, 5.875%, 5/20/44	11/12 @ 105	1,142,920
BBB-	1,000		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,023,500
A	1,500		Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,570,755
AA+	5,000		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,309,300
AA+	2,500		Wtr. & Swr. Sys. Rev., Ser. D, 5.00%, 6/15/38	06/15 @ 100	2,658,825
AAA	5,000	[5]	New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl. Auth., COP, Ser. A, 5.25%, 1/01/10, AMBAC	N/A	5,477,150
AAA	5,000		New York City Trans. Fin. Auth., Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,308,100
			New York City, GO,
A+	2,280	[5]	Ser. B, 5.75%, 12/01/11	N/A	2,593,774
A+	2,720		Ser. B, 5.75%, 12/01/22	12/11 @ 100	3,048,712
A+	2,500		Ser. O, 5.00%, 6/01/30	06/15 @ 100	2,637,850
BBB	2,535		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	2,726,266
Caa2	3,675		Port Auth. of NY & NJ Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	10/05 @ 100	3,680,402
AAA	1,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,071,720
A	2,500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,631,200
			Triborough Brdg. & Tunl. Auth.,
AA	850	[5]	Ser. A, 5.00%, 1/01/12	N/A	933,300
AA	150		Ser. A, 5.00%, 1/01/32	01/12 @ 100	159,069
BBB	9,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	9,520,470

					103,545,233

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust II (BFY) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (unaudited)	Value

		Puerto Rico—14.8%
BBB	$1,400	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	$1,461,950
		Hwy. & Transp. Auth.,
A-	1,850	5.00%, 7/01/28	07/13 @ 100	1,940,132
A	2,000	Ser. D, 5.375%, 7/01/36	07/12 @ 100	2,149,020
A	1,000	Ser. G, 5.00%, 7/01/42	07/13 @ 100	1,045,330
BBB	4,315	Pub. Impvt., GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	4,531,268

				11,127,700

		Total Investments—158.2% (cost $112,545,4396)		$118,957,673
		Other assets in excess of liabilities—1.2%		905,310
		Preferred shares at redemption value, including dividends payable—(59.4)%		(44,669,700)

		Net Assets Applicable to Common Shareholders—100%		$75,193,283

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 5.7% of its net assets, with a current market value of $4,284,740, in securities restricted as to resale.

[4]

Security, or a portion thereof, pledged as collateral with a value of $631,348 on 255 short U.S. Treasury Note futures contracts expiring December 2005 and 34 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $32,592,984, with an unrealized loss of $251,319.

[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Cost for Federal tax purposes is $112,542,304. The net unrealized appreciation on a tax basis is $6,415,369, consisting of $6,415,369 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
BlackRock Virginia Municipal Bond Trust (BHV)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—152.3%
			Multi-State—6.9%
Baa1	$1,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$1,726,770

			Puerto Rico—6.0%
BBB	1,420		Children’s Trust Fund, Tobacco Settlement Rev., 5.375%, 5/15/33	05/12 @ 100	1,483,389

			Virginia—139.4%
NR4	1,480		Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	1,452,265
A	2,150		Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev., Virginia Hosp. Ctr., Arlington Hlth. Sys. Proj., 5.25%, 7/01/31	07/11 @ 101	2,261,735
AAA	1,500	[5]	Arlington Cnty., Pub. Impvt., GO, 5.00%, 2/01/21	02/11 @ 100	1,590,885
NR	1,500		Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,573,320
AAA	1,500	[6]	Danville Ind. Dev. Auth., Hosp. Rev., Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	ETM	1,735,440
NR4	995		Dulles Town Ctr. Cmnty. Dev. Auth., Spl. Assmt. Tax, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,026,203
AAA	1,205		Fairfax Cnty. Wtr. Auth. Rev., Unrefunded, 5.00%, 4/01/27	04/12 @ 100	1,284,723
AA	1,000		Hampton, GO, 5.00%, 4/01/20	04/12 @ 101	1,082,430
A-	1,500		Henrico Cnty. Econ. Dev. Auth., Bon Secours Hlth. Sys., Inc. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,595,580
AAA	3,000		Hsg. Dev. Auth., Comnwlth. Mtg. Rev., Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,121,980
BBB	1,300		Isle Wight Cnty. Indl. Dev. Auth., Env. Impvt. Rev., Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,368,224
AAA	1,500		Met. Arpts. Auth., Arpt. Sys. Rev., Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,586,970
AAA	1,500		Norfolk Arpt. Auth., Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,569,315
A	5,000		Pocahontas Pkwy. Assoc., Toll Rd. Rev., Ser. B, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	1,967,650
AA+	1,275		Prince William Cnty., COP, 5.00%, 12/01/21	06/12 @ 100	1,365,104
			Res. Auth.,
			Infrastructure Rev.,
AA	1,000		Ser. A, 5.00%, 5/01/22	05/11 @ 101	1,071,730
AA	635		Ser. A, 5.125%, 5/01/27	05/11 @ 101	680,866
AA	1,500		Wtr. & Swr. Sys. Rev., Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/28	10/10 @ 100	1,596,675
AAA	1,250		Richmond Met. Auth., Expwy. Rev., 5.25%, 7/15/22, FGIC	No Opt. Call	1,458,488
AAA	3,000		Richmond Pub. Util., 5.00%, 1/15/33, FSA	01/12 @ 100	3,137,670
BBB	500		Tobacco Settlement Fin. Corp., 5.50%, 6/01/26	06/15 @ 100	520,770
			Virginia Coll. Bldg. Auth., Edl. Facs. Rev., Washington & Lee Univ. Proj.,
AAA	500		5.25%, 1/01/26, MBIA	No Opt. Call	585,200
AAA	1,000		5.25%, 1/01/31, MBIA	No Opt. Call	1,170,360

					34,803,583

			Total Investments—152.3% (cost $34,905,6787)		$38,013,742
			Other assets in excess of liabilities—1.9%		482,562
			Preferred shares at redemption value, including dividends payable—(54.2)%		(13,530,514)

			Net Assets Applicable to Common Shareholders—100%		$24,965,790

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2005, the Trust held 6.9% of its net assets, with a current market value of $1,726,770, in securities restricted as to resale.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]

Security, or a portion thereof, pledged as collateral with a value of $319,427 on 94 short U.S. Treasury Note futures contracts expiring December 2005 and 12 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on August 31, 2005 was $11,951,719, with an unrealized loss of $92,684.

[6]	Security is collateralized by U.S. Treasury obligations.
[7]	Cost for Federal tax purposes is $34,853,489. The net unrealized appreciation on a tax basis is $3,160,253, consisting of $3,160,253 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FGIC	—	Financial Guaranty Insurance Co.
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2005

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Assets
Investments at value[1]	$640,594,061	$253,771,386	$558,646,127	$125,618,347
Cash	103,386	500,286	538,144	526,633
Receivable from investments sold	—	1,266,667	6,411,206	—
Interest receivable	6,307,410	2,967,707	6,854,712	1,326,085
Other assets	88,834	40,147	69,841	24,773

	647,093,691	258,546,193	572,520,030	127,495,838

Liabilities
Payable for investments purchased	6,150,780	744,375	4,920,624	—
Variation margin payable	838,531	302,281	700,406	178,906
Dividends payable — common shares	2,045,060	875,894	1,908,714	395,540
Investment advisory fee payable	188,408	85,810	190,661	37,447
Deferred Trustees’fees	40,457	19,119	37,083	7,649
Payable to affiliates	12,066	6,774	10,204	1,965
Other accrued expenses	147,569	127,350	127,156	77,341

	9,422,871	2,161,603	7,894,848	698,848

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2,3]	229,030,079	90,521,379	205,605,038	46,508,027

Net Assets Applicable to Common Shareholders	$408,640,741	$165,863,211	$359,020,144	$80,288,963

Composition of Net Assets Applicable to Common Shareholders:
Par value	$26,177	$10,141	$22,791	$5,274
Paid-in capital in excess of par	371,521,528	143,855,562	323,454,679	74,773,189
Undistributed net investment income	714,167	3,229,200	4,596,423	167,986
Accumulated net realized loss	(2,560,030)	(2,029,154)	(13,346,846)	(1,908,062)
Net unrealized appreciation	38,938,899	20,797,462	44,293,097	7,250,576

Net assets applicable to common shareholders, August 31, 2005	$408,640,741	$165,863,211	$359,020,144	$80,288,963

Net asset value per common share[4]	$15.61	$16.36	$15.75	$15.22

[1] Investments at cost	$599,996,096	$232,375,510	$512,967,015	$118,013,755
[2] Preferred shares outstanding	9,159	3,620	8,222	1,860
[3] Par value per share	0.001	0.001	0.001	0.001
[4] Common shares outstanding	26,176,758	10,140,592	22,790,612	5,273,863

See Notes to Financial Statements.

		Florida
California	California	Insured	Florida	Maryland	New Jersey
Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
Bond Trust	Income Trust II	Income Trust	Bond Trust	Bond Trust	Bond Trust
(BZA)	(BCL)	(BAF)	(BIE)	(BZM)	(BLJ)

$83,510,479	$194,078,170	$206,874,657	$82,581,019	$49,665,851	$56,409,282
231,369	176,821	532,739	200,499	501,100	374,959
—	—	—	136,375	—	—
964,825	2,601,327	2,859,921	1,279,776	587,193	691,085
21,991	23,544	33,801	20,633	12,146	13,270

84,728,664	196,879,862	210,301,118	84,218,302	50,766,290	57,488,596

—	—	—	—	—	—
107,594	289,594	252,531	86,094	53,250	75,719
266,939	522,998	654,666	257,555	143,906	178,422
24,894	66,036	61,874	24,779	14,951	16,937
9,844	11,686	12,215	8,463	9,525	10,321
2,272	3,984	5,459	2,303	412	835
71,871	100,725	83,519	60,910	45,111	50,946

483,414	995,023	1,070,264	440,104	267,155	333,180

29,979,851	71,965,082	76,010,328	29,788,696	18,007,338	20,227,749

$54,265,399	$123,919,757	$133,220,526	$53,989,502	$32,491,797	$36,927,667

$3,351	$7,985	$8,729	$3,310	$2,017	$2,271
47,456,833	113,257,811	123,836,933	46,866,176	28,525,182	32,118,387
1,039,009	116,121	295,651	1,145,612	665,798	764,561
(1,296,781)	(6,319,773)	(1,899,643)	(612,958)	(352,250)	(196,144)
7,062,987	16,857,613	10,978,856	6,587,362	3,651,050	4,238,592

$54,265,399	$123,919,757	$133,220,526	$53,989,502	$32,491,797	$36,927,667

$16.19	$15.52	$15.26	$16.31	$16.11	$16.26

$76,234,557	$176,647,542	$195,396,151	$75,822,972	$45,909,437	$52,020,848
1,199	2,878	3,040	1,191	720	809
0.001	0.001	0.001	0.001	0.001	0.001
3,351,150	7,984,696	8,728,882	3,310,132	2,016,904	2,270,517

STATEMENTS OF ASSETS AND LIABILITIES (continued)
August 31, 2005

	New York
	Insured	New York	New York	Virginia
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Bond Trust
	(BSE)	(BQH)	(BFY)	(BHV)

Assets
Investments at value[1]	$153,542,429	$67,113,982	$118,957,673	$38,013,742
Cash	545,543	25,863	115,406	171,575
Interest receivable	1,555,911	863,709	1,325,324	511,901
Other assets	26,543	20,020	15,824	10,309

	155,670,426	68,023,574	120,414,227	38,707,527

Liabilities
Variation margin payable	189,781	71,187	126,969	46,813
Dividends payable — common shares	484,447	208,245	292,555	110,648
Investment advisory fee payable	45,860	20,050	40,537	11,390
Deferred Trustees’ fees	7,942	8,700	8,691	8,312
Payable to affiliates	—	1,965	1,915	658
Other accrued expenses	73,741	51,397	80,577	33,402

	801,771	361,544	551,244	211,223

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2,3]	56,015,187	24,201,651	44,669,700	13,530,514

Net Assets Applicable to Common Shareholders	$98,853,468	$43,460,379	$75,193,283	$24,965,790

Composition of Net Assets Applicable to Common Shareholders:
Par value	$6,459	$2,701	$4,938	$1,528
Paid-in capital in excess of par	91,615,096	38,226,462	70,007,203	21,599,910
Undistributed (distributions in excess of) net investment income	115,186	806,282	(81,609)	648,328
Accumulated net realized loss	(577,770)	(659,083)	(898,164)	(299,355)
Net unrealized appreciation	7,694,497	5,084,017	6,160,915	3,015,379

Net assets applicable to common shareholders, August 31, 2005	$98,853,468	$43,460,379	$75,193,283	$24,965,790

Net asset value per common share[4]	$15.30	$16.09	$15.23	$16.34

[1] Investments at cost	$145,472,217	$61,889,013	$112,545,439	$34,905,678
[2] Preferred shares outstanding	2,240	968	1,786	541
[3] Par value per share	0.001	0.001	0.001	0.001
[4] Common shares outstanding	6,459,290	2,700,991	4,937,652	1,527,707

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the year ended August 31, 2005

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Investment Income
Interest income	$30,220,416	$13,656,684	$30,614,601	$5,943,832

Expenses
Investment advisory	3,431,180	1,620,542	3,016,071	680,806
Transfer agent	14,965	14,965	14,965	14,965
Custodian	110,712	74,310	121,236	42,666
Reports to shareholders	90,991	38,978	79,015	19,710
Directors/Trustees	54,385	21,170	45,260	13,140
Registration	23,082	18,890	12,501	22,164
Independent accountants	40,727	35,770	38,690	35,770
Legal	50,754	22,982	45,334	16,244
Insurance	44,442	17,607	38,995	8,803
Auction agent	592,241	239,977	547,436	123,279
Miscellaneous	72,502	38,185	63,147	30,112

Total expenses	4,525,981	2,143,376	4,022,650	1,007,659
Less fees waived by Advisor	(1,247,702)	(747,942)	(822,565)	(247,566)
Less fees paid indirectly	(20,236)	(9,932)	(12,006)	(11,401)

Net expenses	3,258,043	1,385,502	3,188,079	748,692

Net investment income	26,962,373	12,271,182	27,426,522	5,195,140

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	17,821,043	1,873,803	3,792,726	(445,616)
Futures	(2,811,729)	(999,580)	(2,335,598)	(604,926)

	15,009,314	874,223	1,457,128	(1,050,542)

Net change in unrealized appreciation/depreciation on:
Investments	13,164,626	12,881,498	30,353,057	7,864,680
Futures	(344,768)	(124,801)	(288,738)	(73,802)

	12,819,858	12,756,697	30,064,319	7,790,878

Net gain	27,829,172	13,630,920	31,521,447	6,740,336

Dividends from Net Investment Income to Preferred Shareholders	(4,321,472)	(1,719,239)	(3,950,332)	(800,568)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$50,470,073	$24,182,863	$54,997,637	$11,134,908

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued) For the year ended August 31, 2005

	California Municipal Bond Trust (BZA)	California Municipal Income Trust II (BCL)	Florida Insured Municipal Income Trust (BAF)	Florida Municipal Bond Trust (BIE)

Investment Income
Interest income	$4,307,229	$9,887,921	$10,024,848	$4,358,816

Expenses
Investment advisory	532,175	1,037,873	1,129,771	537,195
Transfer agent	14,965	14,965	14,965	14,965
Custodian	26,985	77,194	53,908	27,658
Reports to shareholders	14,334	28,105	32,715	14,965
Directors/Trustees	12,775	16,060	18,250	12,775
Registration	20,728	4,300	22,165	20,793
Independent accountants	34,084	35,040	36,500	34,076
Legal	10,318	20,055	21,793	12,832
Insurance	5,774	13,406	14,610	5,851
Auction agent	80,023	194,397	197,519	79,523
Miscellaneous	25,548	31,584	35,205	25,559

Total expenses	777,709	1,472,979	1,577,401	786,192
Less fees waived by Advisor	(245,619)	(283,056)	(410,826)	(247,936)
Less fees paid indirectly	(14,561)	(10,706)	(9,079)	(8,511)

Net expenses	517,529	1,179,217	1,157,496	529,745

Net investment income	3,789,700	8,708,704	8,867,352	3,829,071

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,111,825	(539,019)	156,877	112,039
Futures	(359,307)	(985,006)	(838,398)	(279,069)

	752,518	(1,524,025)	(681,521)	(167,030)

Net change in unrealized appreciation/depreciation on:
Investments	4,333,748	15,602,935	9,159,198	2,595,163
Futures	(44,265)	(119,428)	(103,683)	(35,700)

	4,289,483	15,483,507	9,055,515	2,559,463

Net gain	5,042,001	13,959,482	8,373,994	2,392,433

Dividends from Net Investment Income to Preferred Shareholders	(508,138)	(1,167,105)	(1,374,732)	(535,210)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$8,323,563	$21,501,081	$15,866,614	$5,686,294

See Notes to Financial Statements.

Maryland Municipal Bond Trust (BZM)	New Jersey Municipal Bond Trust (BLJ)	New York Insured Municipal Income Trust (BSE)	New York Municipal Bond Trust (BQH)	New York Municipal Income Trust II (BFY)	Virginia Municipal Bond Trust (BHV)

$2,512,861	$3,011,488	$7,339,192	$3,487,292	$5,883,367	$1,962,462

322,892	361,402	832,700	431,709	645,796	245,884
14,965	14,965	14,965	14,965	14,965	14,965
21,919	25,979	42,627	23,191	40,356	22,580
11,081	11,388	25,550	13,239	19,710	9,213
12,410	12,410	13,505	12,775	13,140	12,410
1,201	1,402	22,217	20,728	2,599	883
33,741	33,788	35,770	33,919	34,427	22,995
11,371	11,464	15,457	11,672	14,823	11,298
3,510	3,923	10,746	4,681	8,343	2,673
50,038	55,622	147,011	65,569	119,272	38,840
23,974	23,384	29,228	24,266	29,796	23,269

507,102	555,727	1,189,776	656,714	943,227	405,010
(149,027)	(166,801)	(302,800)	(199,250)	(176,126)	(113,485)
(6,005)	(8,493)	(8,326)	(9,303)	(8,244)	(5,445)

352,070	380,433	878,650	448,161	758,857	286,080

2,160,791	2,631,055	6,460,542	3,039,131	5,124,510	1,676,382

(68,268)	136,664	1,293,154	81,296	1,216,402	45,525
83,894	(254,075)	(630,806)	(231,777)	(415,536)	(155,403)

15,626	(117,411)	662,348	(150,481)	800,866	(109,878)

1,653,587	3,530,506	6,935,708	2,753,507	4,504,984	1,354,569
(21,961)	(31,271)	(78,203)	(29,615)	(52,071)	(19,200)

1,631,626	3,499,235	6,857,505	2,723,892	4,452,913	1,335,369

1,647,252	3,381,824	7,519,853	2,573,411	5,253,779	1,225,491

(332,992)	(347,892)	(919,843)	(410,012)	(723,738)	(243,614)

$3,475,051	$5,664,987	$13,060,552	$5,202,530	$9,654,551	$2,658,259

STATEMENTS OF CHANGES IN NET ASSETS For the years ended August 31, 2005 and 2004

	Insured Municipal Income Trust (BYM)		Municipal Bond Trust (BBK)

	2005	2004	2005	2004

Increase in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$26,962,373	$27,748,279	$12,271,182	$12,608,952
Net realized gain (loss)	15,009,314	(13,455,750)	874,223	(1,870,747)
Net change in unrealized appreciation	12,819,858	37,888,538	12,756,697	9,408,728
Dividends and distributions to preferred shareholders from:
Net investment income	(4,321,472)	(2,158,934)	(1,719,239)	(841,788)
Net realized gains	—	—	—	—

Net increase in net assets applicable to common shareholders resulting from operations	50,470,073	50,022,133	24,182,863	19,305,145

Dividends and Distributions to Common Shareholders from:
Net investment income	(24,518,210)	(24,514,999)	(10,495,566)	(10,492,542)
Net realized gain	—	—	—	—

Total dividends and distributions	(24,518,210)	(24,514,999)	(10,495,566)	(10,492,542)

Capital Share Transactions:
Net proceeds from the underwriters’over-allotment option exercised	—	—	—	—
Underwriting discounts and unused (additional) offering costs relating to the issuance of preferred shares	—	(2,051)	—	128,162
Reinvestment of common dividends	423,563	322,573	284,282	—

Net proceeds from capital share transactions	423,563	320,522	284,282	128,162

Total increase	26,375,426	25,827,656	13,971,579	8,940,765

Net Assets Applicable to Common Shareholders:
Beginning of year	382,265,315	356,437,659	151,891,632	142,950,867

End of year	$408,640,741	$382,265,315	$165,863,211	$151,891,632

End of year undistributed net investment income	$714,167	$2,666,265	$3,229,200	$3,173,022

See Notes to Financial Statements.

Municipal Income Trust II (BLE)		California Insured Municipal Income Trust (BCK)		California Municipal Bond Trust (BZA)

2005	2004	2005	2004	2005	2004

$27,426,522	$27,275,595	$5,195,140	$5,347,245	$3,789,700	$3,850,978
1,457,128	(7,324,788)	(1,050,542)	(858,180)	752,518	(1,931,210)
30,064,319	29,272,430	7,790,878	5,570,494	4,289,483	4,972,095

(3,950,332)	(1,987,241)	(800,568)	(397,111)	(508,138)	(241,570)
—	—	—	(5,802)	—	(18,799)

54,997,637	47,235,996	11,134,908	9,656,646	8,323,563	6,631,494

(22,895,741)	(22,894,966)	(4,743,934)	(4,740,793)	(3,203,270)	(3,203,268)
—	—	—	(67,945)	—	(223,187)

(22,895,741)	(22,894,966)	(4,743,934)	(4,808,738)	(3,203,270)	(3,426,455)

—	(9,000)	—	—	—	—

—	—	—	—	—	—
148,442	101,150	74,722	65,451	—	—

148,442	92,150	74,722	65,451	—	—

32,250,338	24,433,180	6,465,696	4,913,359	5,120,293	3,205,039

326,769,806	302,336,626	73,823,267	68,909,907	49,145,106	45,940,067

$359,020,144	$326,769,806	$80,288,963	$73,823,267	$54,265,399	$49,145,106

$4,596,423	$4,022,926	$167,986	$518,007	$1,039,009	$964,579

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the years ended August 31, 2005 and 2004

	California Municipal Income Trust II (BCL)		Florida Insured Municipal Income Trust (BAF)

	2005	2004	2005	2004

Increase in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$8,708,704	$8,709,910	$8,867,352	$8,930,146
Net realized gain (loss)	(1,524,025)	(1,707,439)	(681,521)	(1,131,981)
Net change in unrealized appreciation	15,483,507	9,498,500	9,055,515	6,692,461
Dividends and Distributions to Preferred
Shareholders from:
Net investment income	(1,167,105)	(636,870)	(1,374,732)	(648,710)
Net realized gains	—	—	—	(61,378)

Net increase in net assets applicable to common shareholders resulting from operations	21,501,081	15,864,101	15,866,614	13,780,538

Dividends and Distributions to Common Shareholders from:
Net investment income	(7,533,548)	(7,782,748)	(7,850,329)	(7,846,940)
Net realized gain	—	—	—	(657,399)

Total dividends and distributions	(7,533,548)	(7,782,748)	(7,850,329)	(8,504,339)

Capital Share Transactions:
Net proceeds from the underwriters’ over-allotment option exercised	—	(4,500)	—	—
Reinvestment of common dividends	—	137,224	149,885	—

Net proceeds from capital share transactions	—	132,724	149,885	—

Total increase	13,967,533	8,214,077	8,166,170	5,276,199

Net Assets Applicable to Common Shareholders:
Beginning of year	109,952,224	101,738,147	125,054,356	119,778,157

End of year	$123,919,757	$109,952,224	$133,220,526	$125,054,356

End of year undistributed net investment income	$116,121	$108,070	$295,651	$653,360

See Notes to Financial Statements.

Florida Municipal Bond Trust (BIE)		Maryland Municipal Bond Trust (BZM)		New Jersey Municipal Bond Trust (BLJ)

2005	2004	2005	2004	2005	2004

$3,829,071	$3,841,844	$2,160,791	$2,140,119	$2,631,055	$2,634,283
(167,030)	(770,346)	15,626	(375,659)	(117,411)	(78,747)
2,559,463	3,708,985	1,631,626	1,899,235	3,499,235	2,002,739

(535,210)	(268,790)	(332,992)	(162,726)	(347,892)	(164,119)
—	(6,733)	—	—	—	(9,757)

5,686,294	6,504,960	3,475,051	3,500,969	5,664,987	4,384,399

(3,090,102)	(3,090,049)	(1,725,808)	(1,724,926)	(2,140,066)	(2,139,974)
—	(74,132)	—	—	—	(111,653)

(3,090,102)	(3,164,181)	(1,725,808)	(1,724,926)	(2,140,066)	(2,251,627)

—	—	—	—	—	—
10,494	—	27,820	16,038	18,610	25,241

10,494	—	27,820	16,038	18,610	25,241

2,606,686	3,340,779	1,777,063	1,792,081	3,543,531	2,158,013

51,382,816	48,042,037	30,714,734	28,922,653	33,384,136	31,226,123

$53,989,502	$51,382,816	$32,491,797	$30,714,734	$36,927,667	$33,384,136

$1,145,612	$941,896	$665,798	$563,807	$764,561	$621,465

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the years ended August 31, 2005 and 2004

	New York Insured Municipal Income Trust (BSE)		New York Municipal Bond Trust (BQH)

	2005	2004	2005	2004

Net Increase in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$6,460,542	$6,554,060	$3,039,131	$3,057,394
Net realized gain (loss)	662,348	(1,182,079)	(150,481)	(366,905)
Net change in unrealized appreciation	6,857,505	5,560,936	2,723,892	2,552,152
Dividends from net investment income to preferred shareholders	(919,843)	(480,323)	(410,012)	(194,186)

Net increase in net assets applicable to common shareholders resulting from operations	13,060,552	10,452,594	5,202,530	5,048,455

Dividends from net investment income to Common Shareholders	(5,802,703)	(5,792,278)	(2,498,924)	(2,498,922)

Capital Share Transactions:
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of common dividends	335,680	168,608	—	—

Net proceeds from capital share transactions	335,680	168,608	—	—

Total increase	7,593,529	4,828,924	2,703,606	2,549,533

Net Assets Applicable to Common Shareholders:
Beginning of year	91,259,939	86,431,015	40,756,773	38,207,240

End of year	$98,853,468	$91,259,939	$43,460,379	$40,756,773

End of year undistributed (distributions in excess of) net investment income	$115,186	$377,190	$806,282	$676,087

See Notes to Financial Statements.

New York Municipal Income Trust II (BFY)		Virginia Municipal Bond Trust (BHV)

2005	2004	2005	2004

$5,124,510	$5,153,888	$1,676,382	$1,664,339
800,866	(976,345)	(109,878)	(277,156)
4,452,913	4,849,996	1,335,369	1,565,169

(723,738)	(410,703)	(243,614)	(109,756)

9,654,551	8,616,836	2,658,259	2,842,596

(4,398,872)	(4,663,823)	(1,325,313)	(1,320,868)

—	(2,250)	—	—
34,135	—	106,220	61,031

34,135	(2,250)	106,220	61,031

5,289,814	3,950,763	1,439,166	1,582,759

69,903,469	65,952,706	23,526,624	21,943,865

$75,193,283	$69,903,469	$24,965,790	$23,526,624

$(81,609)	$(83,509)	$648,328	$540,947

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal Income Trust (BYM)

			For the period October 31, 2002[1] through August 31, 2003
	Year Ended August 31,

	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.62	$13.64	$14.33 [2]

Investment operations:
Net investment income	1.03	1.06	0.83
Net realized and unrealized gain (loss)	1.07	0.94	(0.62)
Dividends to preferred shareholders from net investment income	(0.17)	(0.08)	(0.07)

Net increase from investment operations	1.93	1.92	0.14

Dividends to common shareholders from net investment income	(0.94)	(0.94)	(0.70)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.10)

Total capital charges	—	—	(0.13)

Net asset value, end of period	$15.61	$14.62	$13.64

Market price, end of period	$15.43	$13.97	$13.51

TOTAL INVESTMENT RETURN[3]	17.69%	10.57%	(5.39)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.83%	0.84%	0.77%[5]
Expenses after fees waived and before fees paid indirectly	0.83%	0.84%	0.79%[5]
Expenses before fees waived and paid indirectly	1.15%	1.16%	1.10%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.83%	7.30%	6.95%[5]
Preferred share dividends	1.09%	0.57%	0.55%[5]
Net investment income available to common shareholders	5.74%	6.73%	6.40%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$394,876	$380,007	$372,269
Portfolio turnover	57%	57%	46%
Net assets of common shareholders, end of period (000)	$408,641	$382,265	$356,438
Preferred shares value outstanding, end of period (000)	$228,975	$228,975	$228,975
Asset coverage per preferred share, end of period	$69,622	$66,739	$63,919

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Bond Trust (BBK)

				For the period April 30, 2002[1] through August 31, 2002
	Year Ended August 31,

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.00	$14.12	$14.76	$14.33 [2]

Investment operations:
Net investment income	1.21	1.25	1.28	0.31
Net realized and unrealized gain (loss)	1.36	0.74	(0.74)	0.52
Dividends and distributions to preferred shareholders:
Net investment income	(0.17)	(0.08)	(0.10)	(0.03)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	2.40	1.91	0.43	0.80

Dividends and distributions to common shareholders:
Net investment income	(1.04)	(1.04)	(1.02)	(0.25)
Net realized gains	—	—	(0.05)	—

Total dividends and distributions	(1.04)	(1.04)	(1.07)	(0.25)

Capital changes with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	0.01	—	(0.09)

Total capital charges	—	0.01	—	(0.12)

Net asset value, end of period	$16.36	$15.00	$14.12	$14.76

Market price, end of period	$17.18	$14.61	$13.66	$14.90

TOTAL INVESTMENT RETURN[3]	25.75%	14.87%	(1.20)%	1.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.87%	0.89%	0.91%	0.90%[5]
Expenses after fees waived and before fees paid indirectly	0.88%	0.90%	0.92%	0.91%[5]
Expenses before fees waived and paid indirectly	1.35%	1.37%	1.41%	1.32%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.73%	8.28%	8.66%	6.35%[5]
Preferred share dividends	1.08%	0.55%	0.67%	0.53%[5]
Net investment income available to common shareholders	6.65%	7.73%	7.99%	5.82%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$158,814	$152,200	$148,670	$144,196
Portfolio turnover	70%	65%	21%	22%
Net assets of common shareholders, end of period (000)	$165,863	$151,892	$142,951	$149,253
Preferred shares value outstanding, end of period (000)	$90,500	$90,500	$90,500	$90,500
Asset coverage per preferred share, end of period	$70,824	$66,963	$64,491	$66,233

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Income Trust II (BLE)

				For the period July 30, 2002[1] through August 31, 2002
	Year Ended August 31,

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.34	$13.28	$14.40	$14.33 [2]

Investment operations:
Net investment income	1.20	1.20	1.14	0.03
Net realized and unrealized gain (loss)	1.38	0.95	(1.06)	0.07
Dividends to preferred shareholders from net investment income	(0.17)	(0.09)	(0.10)	—

Net increase (decrease) from investment operations	2.41	2.06	(0.02)	0.10

Dividends to common shareholders from net investment income	(1.00)	(1.00)	(1.00)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.10)	—

Total capital charges	—	—	(0.10)	(0.03)

Net asset value, end of period	$15.75	$14.34	$13.28	$14.40

Market price, end of period	$15.73	$13.92	$13.11	$15.00

TOTAL INVESTMENT RETURN[3]	20.95%	14.15%	(6.00)%	0.00%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.93%	0.95%	0.92%	0.65%[5,6]
Expenses after fees waived and before fees paid indirectly	0.93%	0.95%	0.93%	0.65%[5,6]
Expenses before fees waived and paid indirectly	1.17%	1.20%	1.17%	0.80%[5,6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	8.00%	8.37%	8.15%	2.82%[5,6]
Preferred share dividends	1.15%	0.61%	0.69%	—%[5,6]
Net investment income available to common shareholders	6.85%	7.76%	7.46%	2.82%[5,6]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$342,827	$325,680	$318,014	$307,165
Portfolio turnover	49%	64%	118%	—%
Net assets of common shareholders, end of period (000)	$359,020	$326,770	$302,337	$323,483
Preferred shares value outstanding, end of period (000)	$205,550	$205,550	$205,550	$—
Asset coverage per preferred share, end of period	$68,672	$64,747	$61,774	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Insured Municipal Income Trust (BCK)

			For the period October 31, 2002[1] through August 31, 2003
	Year Ended August 31,

	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.01	$13.09	$14.33	[2]

Investment operations:
Net investment income	0.99	1.02	0.79
Net realized and unrealized gain (loss)	1.27	0.89	(1.15)
Dividends to preferred shareholders from net investment income	(0.15)	(0.08)	(0.06)

Net increase (decrease) from investment operations	2.11	1.83	(0.42)

Dividends to common shareholders:
Net investment income	(0.90)	(0.90)	(0.67)
Net realized gains	—	(0.01)	—

Total dividends and distributions	(0.90)	(0.91)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.12)

Total capital charges	—	—	(0.15)

Net asset value, end of period	$15.22	$14.01	$13.09

Market price, end of period	$16.08	$14.00	$13.01

TOTAL INVESTMENT RETURN[3]	22.24%	14.97%	(8.98	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.97%	0.99%	0.92%[5]
Expenses after fees waived and before fees paid indirectly	0.98%	0.99%	0.96%[5]
Expenses before fees waived and paid indirectly	1.30%	1.32%	1.27%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.72%	7.26%	6.69%[5]
Preferred share dividends	1.04%	0.54%	0.50%[5]
Net investment income available to common shareholders	5.68%	6.72%	6.19%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$77,283	$73,679	$74,302
Portfolio turnover	16%	4%	41%
Net assets of common shareholders, end of period (000)	$80,289	$73,823	$68,910
Preferred shares value outstanding, end of period (000)	$46,500	$46,500	$46,500
Asset coverage per preferred share, end of period	$68,170	$64,691	$62,052

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal Bond Trust (BZA)

	Year Ended August 31,			For the period April 30, 2002[1] through August 31, 2002

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.67	$13.71	$14.87	$14.33	[2]

Investment operations:
Net investment income	1.13	1.15	1.18	0.28
Net realized and unrealized gain (loss)	1.50	0.92	(1.21)	0.63
Dividends and distributions to preferred shareholders:
Net investment income	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	(0.01)	(0.01)	—

Net increase (decrease) from investment operations	2.48	1.99	(0.13)	0.89

Dividends and distributions to common shareholders:
Net investment income	(0.96)	(0.96)	(0.94)	(0.23)
Net realized gains	—	(0.07)	(0.08)	—

Total dividends and distributions	(0.96)	(1.03)	(1.02)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.09)

Total capital charges	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.19	$14.67	$13.71	$14.87

Market price, end of period	$16.33	$13.90	$13.15	$14.58

TOTAL INVESTMENT RETURN[3]	25.31%	13.80%	(2.92)%	(1.23	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.00%	1.06%	1.06%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.03%	1.07%	1.06%	1.12%[5]
Expenses before fees waived and paid indirectly	1.50%	1.55%	1.54%	1.53%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.30%	7.87%	7.99%	5.75%[5]
Preferred share dividends	0.98%	0.49%	0.58%	0.49%[5]
Net investment income available to common shareholders	6.32%	7.38%	7.41%	5.26%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$51,898	$48,928	$49,107	$47,390
Portfolio turnover	22%	24%	22%	18%
Net assets of common shareholders, end of period (000)	$54,265	$49,145	$45,940	$49,834
Preferred shares value outstanding, end of period (000)	$29,975	$29,975	$29,975	$29,975
Asset coverage per preferred share, end of period	$70,263	$65,990	$63,318	$66,569

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal Income Trust II (BCL)

	Year Ended August 31,			For the period July 30, 2002[1] through August 31, 2002

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.77	$12.76	$14.42	$14.33 [2]

Investment operations:
Net investment income	1.09	1.09	1.02	0.02
Net realized and unrealized gain (loss)	1.75	0.97	(1.51)	0.10
Dividends to preferred shareholders from net investment income	(0.15)	(0.08)	(0.09)	—

Net increase (decrease) from investment operations	2.69	1.98	(0.58)	0.12

Dividends to common shareholders from net investment income	(0.94)	(0.97)	(0.97)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.11)	—

Total capital charges	—	—	(0.11)	(0.03)

Net asset value, end of period	$15.52	$13.77	$12.76	$14.42

Market price, end of period	$14.26	$13.71	$13.01	$15.01

TOTAL INVESTMENT RETURN[3]	11.09%	13.21%	(6.94)%	0.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.01%	1.05%	0.97%	1.05%[5,6]
Expenses after fees waived and before fees paid indirectly	1.02%	1.05%	0.99%	1.05%[5,6]
Expenses before fees waived and paid indirectly	1.26%	1.30%	1.23%	1.20%[5,6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.46%	7.97%	7.38%	1.35%[5,6]
Preferred share dividends	1.00%	0.58%	0.63%	—%[5,6]
Net investment income available to common shareholders	6.46%	7.39%	6.75%	1.35%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$116,754	$109,252	$110,286	$105,895
Portfolio turnover	21%	19%	85%	—%
Net assets of common shareholders, end of period (000)	$123,920	$109,952	$101,738	$112,576
Preferred shares value outstanding, end of period (000)	$71,950	$71,950	$71,950	$—
Asset coverage per preferred share, end of period	$68,063	$63,209	$60,353	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Insured Municipal Income Trust (BAF)

	Year Ended August 31,		For the period October 31, 2002[1] through August 31, 2003

	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.34	$13.74	$14.33	[2]

Investment operations:
Net investment income	1.02	1.02	0.75
Net realized and unrealized gain (loss)	0.96	0.64	(0.47)
Dividends and distributions to preferred shareholders:
Net investment income	(0.16)	(0.07)	(0.06)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.82	1.58	0.22

Dividends and distributions to common shareholders:
Net investment income	(0.90)	(0.90)	(0.67)
Net realized gains	—	(0.08)	—

Total dividends and distributions	(0.90)	(0.98)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.11)

Total capital charges	—	—	(0.14)

Net asset value, end of period	$15.26	$14.34	$13.74

Market price, end of period	$15.30	$14.14	$13.20

TOTAL INVESTMENT RETURN[3]	15.03%	14.82%	(7.78	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.89%	0.91%	0.83%[5]
Expenses after fees waived and before fees paid indirectly	0.90%	0.93%	0.87%[5]
Expenses before fees waived and paid indirectly	1.22%	1.25%	1.17%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.85%	7.13%	6.39%[5]
Preferred share dividends	1.06%	0.52%	0.54%[5]
Net investment income available to common shareholders	5.79%	6.61%	5.85%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$129,413	$125,315	$124,543
Portfolio turnover	2%	2%	50%
Net assets of common shareholders, end of period (000)	$133,221	$125,054	$119,778
Preferred shares value outstanding, end of period (000)	$76,000	$76,000	$76,000
Asset coverage per preferred share, end of period	$68,826	$66,137	$64,404

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal Bond Trust (BIE)

	Year Ended August 31,			For the period April 30, 2002[1] through August 31, 2002

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.53	$14.52	$14.90	$14.33 [2]

Investment operations:
Net investment income	1.16	1.16	1.14	0.26
Net realized and unrealized gain (loss)	0.71	0.88	(0.43)	0.68
Dividends and distributions to preferred shareholders:
Net investment income	(0.16)	(0.08)	(0.09)	(0.02)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	1.71	1.96	0.61	0.92

Dividends and distributions to common shareholders:
Net investment income	(0.93)	(0.93)	(0.92)	(0.23)
Net realized gains	—	(0.02)	(0.06)	—

Total dividends and distributions	(0.93)	(0.95)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.09)

Total capital charges	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.31	$15.53	$14.52	$14.90

Market price, end of period	$15.95	$14.17	$13.55	$14.92

TOTAL INVESTMENT RETURN[3]	19.59%	11.82%	(2.90)%	1.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.00%	1.02%	1.05%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.02%	1.03%	1.05%	1.12%[5]
Expenses before fees waived and paid indirectly	1.49%	1.50%	1.53%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.24%	7.62%	7.54%	5.36%[5]
Preferred share dividends	1.01%	0.53%	0.59%	0.49%[5]
Net investment income available to common shareholders	6.23%	7.09%	6.95%	4.87%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$52,870	$50,422	$49,915	$46,792
Portfolio turnover	2%	10%	19%	—%
Net assets of common shareholders, end of period (000)	$53,990	$51,383	$48,042	$49,284
Preferred shares value outstanding, end of period (000)	$29,775	$29,775	$29,775	$29,775
Asset coverage per preferred share, end of period	$70,343	$68,147	$65,340	$66,383

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Maryland Municipal Bond Trust (BZM)

	Year Ended August 31,			For the period April 30, 2002[1] through August 31, 2002

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.24	$14.36	$14.76	$14.33 [2]

Investment operations:
Net investment income	1.07	1.06	1.07	0.25
Net realized and unrealized gain (loss)	0.83	0.76	(0.45)	0.53
Dividends and distributions to preferred shareholders:
Net investment income	(0.17)	(0.08)	(0.10)	(0.03)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	1.73	1.74	0.51	0.75

Dividends and distributions to common shareholders:
Net investment income	(0.86)	(0.86)	(0.84)	(0.21)
Net realized gains	—	—	(0.04)	—

Total dividends and distributions	(0.86)	(0.86)	(0.88)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.02)
Preferred shares	—	—	(0.03)	(0.09)

Total capital charges	—	—	(0.03)	(0.11)

Net asset value, end of period	$16.11	$15.24	$14.36	$14.76

Market price, end of period	$15.96	$14.99	$13.90	$14.95

TOTAL INVESTMENT RETURN[3]	12.53%	14.31%	(1.32)%	1.10%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.11%	1.18%	1.15%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.13%	1.19%	1.15%	1.12%[5]
Expenses before fees waived and paid indirectly	1.60%	1.67%	1.63%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.82%	7.05%	7.18%	5.30%[5]
Preferred share dividends	1.05%	0.54%	0.64%	0.54%[5]
Net investment income available to common shareholders	5.77%	6.51%	6.54%	4.76%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$31,676	$30,350	$30,069	$28,153
Portfolio turnover	4%	12%	14%	1%
Net assets of common shareholders, end of period (000)	$32,492	$30,715	$28,923	$29,705
Preferred shares value outstanding, end of period (000)	$18,000	$18,000	$18,000	$18,000
Asset coverage per preferred share, end of period	$70,138	$67,662	$65,172	$66,259

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New Jersey Municipal Bond Trust (BLJ)

	Year Ended August 31,			For the period April 30, 2002[1] through August 31, 2002

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.71	$13.77	$14.58	$14.33 [2]

Investment operations:
Net investment income	1.16	1.16	1.15	0.25
Net realized and unrealized gain (loss)	1.48	0.84	(0.85)	0.37
Dividends and distributions to preferred shareholders:
Net investment income	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	2.49	1.93	0.20	0.60

Dividends and distributions to common shareholders:
Net investment income	(0.94)	(0.94)	(0.93)	(0.23)
Net realized gains	—	(0.05)	(0.06)	—

Total dividends and distributions	(0.94)	(0.99)	(0.99)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.02)	(0.09)

Total capital charges	—	—	(0.02)	(0.12)

Net asset value, end of period	$16.26	$14.71	$13.77	$14.58

Market price, end of period	$15.98	$13.91	$13.64	$14.65

TOTAL INVESTMENT RETURN[3]	22.22%	9.32%	(0.10)%	(0.75)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.08%	1.14%	1.14%	1.15%[5]
Expenses after fees waived and before fees paid indirectly	1.10%	1.15%	1.14%	1.15%[5]
Expenses before fees waived and paid indirectly	1.57%	1.63%	1.62%	1.57%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.44%	7.93%	7.94%	5.29%[5]
Preferred share dividends	0.98%	0.49%	0.60%	0.45%[5]
Net investment income available to common shareholders	6.46%	7.44%	7.34%	4.84%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$35,375	$33,214	$32,652	$31,611
Portfolio turnover	12%	20%	20%	17%
Net assets of common shareholders, end of period (000)	$36,928	$33,384	$31,226	$32,981
Preferred shares value outstanding, end of period (000)	$20,225	$20,225	$20,225	$20,225
Asset coverage per preferred share, end of period	$70,649	$66,266	$63,602	$65,771

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Insured Municipal Income Trust (BSE)

	Year Ended August 31,		For the period October 31, 2002[1]
			through
	2005	2004	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.18	$13.45	$14.33 [2]

Investment operations:
Net investment income	1.00	1.01	0.75
Net realized and unrealized gain (loss)	1.16	0.69	(0.75)
Dividends to preferred shareholders from net investment income	(0.14)	(0.07)	(0.07)

Net increase (decrease) from investment operations	2.02	1.63	(0.07)

Dividends to common shareholders from net investment income	(0.90)	(0.90)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.11)

Total capital charges	—	—	(0.14)

Net asset value, end of period	$15.30	$14.18	$13.45

Market price, end of period	$15.35	$14.08	$13.28

TOTAL INVESTMENT RETURN[3]	15.92%	13.04%	(7.13)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.92%	0.93%	0.87%[5]
Expenses after fees waived and before fees paid indirectly	0.93%	0.95%	0.91%[5]
Expenses before fees waived and paid indirectly	1.25%	1.27%	1.22%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.77%	7.14%	6.35%[5]
Preferred share dividends	0.96%	0.52%	0.55%[5]
Net investment income available to common shareholders	5.81%	6.62%	5.80%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$95,400	$91,808	$90,967
Portfolio turnover	21%	11%	80%
Net assets of common shareholders, end of period (000)	$98,853	$91,260	$86,431
Preferred shares value outstanding, end of period (000)	$56,000	$56,000	$56,000
Asset coverage per preferred share, end of period	$69,138	$65,744	$63,587

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Bond Trust (BQH)

				For the period April 30, 2002[1] through August 31, 2002
	Year Ended August 31,

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.09	$14.15	$14.83	$14.33 [2]

Investment operations:
Net investment income	1.13	1.13	1.12	0.25
Net realized and unrealized gain (loss)	0.95	0.81	(0.71)	0.62
Dividends and distributions to preferred shareholders:
Net investment income	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	1.93	1.87	0.31	0.85

Dividends and distributions to common shareholders:
Net investment income	(0.93)	(0.93)	(0.92)	(0.23)
Net realized gains	—	—	(0.06)	—

Total dividends and distributions	(0.93)	(0.93)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.09)

Total capital charges	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.09	$15.09	$14.15	$14.83

Market price, end of period	$15.85	$13.97	$13.35	$14.50

TOTAL INVESTMENT RETURN[3]	20.83%	11.83%	(1.26)%	(1.78)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]

Expenses after fees waived and paid indirectly	1.06%	1.11%	1.12%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.08%	1.12%	1.12%	1.12%[5]
Expenses before fees waived and paid indirectly	1.56%	1.60%	1.60%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.20%	7.57%	7.57%	5.24%[5]
Preferred share dividends	0.97%	0.48%	0.62%	0.50%[5]
Net investment income available to common shareholders	6.23%	7.09%	6.95%	4.74%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$42,217	$40,396	$40,072	$38,183
Portfolio turnover	3%	16%	7%	15%
Net assets of common shareholders, end of period (000)	$43,460	$40,757	$38,207	$40,062
Preferred shares value outstanding, end of period (000)	$24,200	$24,200	$24,200	$24,200
Asset coverage per preferred share, end of period	$69,899	$67,108	$64,473	$66,390

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal Income Trust II (BFY)

				For the period July 30, 2002[1] through August 31, 2002
	Year Ended August 31,
	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.16	$13.36	$14.47	$14.33 [2]

Investment operations:
Net investment income	1.04	1.04	0.98	0.02
Net realized and unrealized gain (loss)	1.07	0.79	(0.94)	0.15
Dividends to preferred shareholders from net investment income	(0.15)	(0.08)	(0.10)	—

Net increase (decrease) from investment operations	1.96	1.75	(0.06)	0.17

Dividends to common shareholders from net investment income	(0.89)	(0.95)	(0.94)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.11)	—

Total capital charges	—	—	(0.11)	(0.03)

Net asset value, end of period	$15.23	$14.16	$13.36	$14.47

Market price, end of period	$14.02	$13.70	$13.12	$15.10

TOTAL INVESTMENT RETURN[3]	8.91%	11.82%	(6.93)%	0.67%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.04%	1.07%	1.00%	1.43%[5,6]
Expenses after fees waived and before fees paid indirectly	1.05%	1.08%	1.03%	1.43%[5,6]
Expenses before fees waived and paid indirectly	1.30%	1.32%	1.27%	1.58%[5,6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.04%	7.36%	6.95%	1.77%[5,6]
Preferred share dividends	0.99%	0.59%	0.68%	—%[5,6]
Net investment income available to common shareholders	6.05%	6.77%	6.27%	1.77%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$72,767	$70,018	$69,863	$64,673
Portfolio turnover	27%	14%	40%	—%
Net assets of common shareholders, end of period (000)	$75,193	$69,903	$65,953	$70,276
Preferred shares value outstanding, end of period (000)	$44,650	$44,650	$44,650	$—
Asset coverage per preferred share, end of period	$67,113	$64,144	$61,930	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Virginia Municipal Bond Trust (BHV)

	Year Ended August 31,			For the period April 30, 2002[1] through August 31, 2002

	2005	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.47	$14.46	$14.90	$14.33 [2]

Investment operations:
Net investment income	1.10	1.09	1.09	0.27
Net realized and unrealized gain (loss)	0.80	0.86	(0.44)	0.65
Dividends and distributions to preferred shareholders:
Net investment income	(0.16)	(0.07)	(0.08)	(0.03)
Net realized gains	—	—	(0.02)	—

Net increase from investment operations	1.74	1.88	0.55	0.89

Dividends and distributions to common shareholders:
Net investment income	(0.87)	(0.87)	(0.85)	(0.21)
Net realized gains	—	—	(0.10)	—

Total dividends and distributions	(0.87)	(0.87)	(0.95)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.02)
Preferred shares	—	—	(0.04)	(0.09)

Total capital charges	—	—	(0.04)	(0.11)

Net asset value, end of period	$16.34	$15.47	$14.46	$14.90

Market price, end of period	$17.30	$15.34	$14.40	$15.20

TOTAL INVESTMENT RETURN[3]	19.07%	12.79%	0.94%	2.81%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.18%	1.25%	1.17%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.20%	1.26%	1.17%	1.12%[5]
Expenses before fees waived and paid indirectly	1.67%	1.73%	1.64%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.90%	7.15%	7.23%	5.70%[5]
Preferred share dividends	1.00%	0.47%	0.53%	0.54%[5]
Net investment income available to common shareholders	5.90%	6.68%	6.70%	5.16%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$24,303	$23,273	$22,896	$21,321
Portfolio turnover	5%	14%	18%	8%
Net assets of common shareholders, end of period (000)	$24,966	$23,527	$21,944	$22,545
Preferred shares value outstanding, end of period (000)	$13,525	$13,525	$13,525	$13,525
Asset coverage per preferred share, end of period	$71,158	$68,490	$65,562	$66,674

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (all collectively the “Trusts”) are organized as Delaware statutory trusts. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended.

          The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the relevant Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940 (the “1940 Act”), as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. For this reason no Federal income tax or excise tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain

Insured Municipal	$(74,789)	$74,789
Municipal Bond	(199)	199
Municipal Income II	(6,952)	6,952
California Insured	(660)	660
California Bond	(3,862)	3,862
Florida Bond	(43)	43
New Jersey Bond	(1)	1
Virginia Bond	(74)	74

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts the waiver, as a percentage of managed assets, is as follows: 0.20% for the first 5 years of each Trust’s operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust’s operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of each Trust’s operations, 0.10% in year 6 through year 7, 0.05% in year 8 through year 10.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which may include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support, and compliance services to each Trust. For the year ended August 31, 2005, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount	Trust	Amount

Insured Municipal	$24,419	Florida Bond	$3,103
Municipal Bond	9,636	Maryland Bond	1,956
Municipal Income II	20,659	New Jersey Bond	1,299
California Insured	4,855	New York Insured	3,500
California Bond	3,103	New York Bond	2,000
California Income II	7,118	New York Income II	4,555
Florida Insured	8,169	Virginia Bond	1,489

          Pursuant to the terms of each Trust’s custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments inclusive of money market fund shares and U.S. government securities, for the year ended August 31, 2005, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Insured Municipal	358,755,075	345,275,767	Florida Bond	1,547,522	2,628,733
Municipal Bond	176,790,006	168,994,806	Maryland Bond	1,750,000	3,242,539
Municipal Income II	271,132,676	264,609,192	New Jersey Bond	7,162,942	6,657,717
California Insured	18,888,670	20,535,498	New York Insured	30,604,305	32,221,835
California Bond	19,192,054	17,349,577	New York Bond	1,846,841	1,712,382
California Income II	40,175,070	38,717,920	New York Income II	30,604,205	31,198,188
Florida Insured	3,285,900	5,191,934	Virginia Bond	1,964,269	1,951,722

         There were no purchases or sales of U.S. government securities.

         For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year-end (the Bond Trusts have a tax year-end of October 31st and the Income II Trusts have a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Insured Municipal	$5,849,709	2012	Florida Bond	$758,206	2012

Municipal Bond	$338,279	2011	Maryland Bond	$4,564	2011
	3,044,444	2012		577,920	2012

	$3,382,723			$582,484

Municipal Income II	1,338,302	2011	New Jersey Bond	$327,635	2012

	5,200,107	2012
	9,809,683	2013	New York Insured	$103	2012

	$16,348,092

			New York Bond	$142,736	2011
California Insured	$8,282	2012		634,713	2012

				$777,449

California Bond	$2,491,829	2012

			New York Income II	$722,685	2012
				564,985	2013

California Income II	1,454,313	2011
				$1,287,670

	1,163,822	2012
	3,357,448	2013	Virginia Bond	$48,573	2011

	$5,975,583			331,975	2012

				$380,548

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004, were as follows:

	Year ended August 31, 2005

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal	$28,839,682	$—	$—	$28,839,682
Municipal Bond	12,214,805	—	—	12,214,805
Municipal Income II	26,846,073	—	—	26,846,073
California Insured	5,544,502	—	—	5,544,502
California Bond	3,711,408	—	—	3,711,408
California Income II	8,700,653	—	—	8,700,653
Florida Insured	9,225,061	—	—	9,225,061
Florida Bond	3,625,312	—	—	3,625,312
Maryland Bond	2,058,800	—	—	2,058,800
New Jersey Bond	2,487,958	—	—	2,487,958
New York Insured	6,722,546	—	—	6,722,546
New York Bond	2,908,936	—	—	2,908,936
New York Income II	5,122,610	—	—	5,122,610
Virginia Bond	1,568,927	—	—	1,568,927

	Year ended August 31, 2004

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal	$26,673,933	$—	$—	$26,673,933
Municipal Bond	11,334,330	—	—	11,334,330
Municipal Income II	24,882,207	—	—	24,882,207
California Insured	5,137,946	73,705	—	5,211,651
California Bond	3,444,704	233,112	9,008	3,686,824
California Income II	8,419,618	—	—	8,419,618
Florida Insured	8,495,387	719,040	—	9,214,427
Florida Bond	3,358,938	80,766	—	3,439,704
Maryland Bond	1,887,652	—	—	1,887,652
New Jersey Bond	2,304,183	121,320	—	2,425,503
New York Insured	6,272,601	—	—	6,272,601
New York Bond	2,693,108	—	—	2,693,108
New York Income II	5,074,526	—	—	5,074,526
Virginia Bond	1,430,624	—	—	1,430,624

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Insured Municipal	$2,843,570	$—	$—	$40,470,959
Municipal Bond	4,141,235	—	—	21,381,113
Municipal Income II	6,556,933	—	—	45,682,354
California Insured	579,720	—	—	7,596,425
California Bond	1,315,230	—	—	7,271,491
California Income II	651,751	—	—	17,433,078
Florida Insured	972,791	—	—	11,466,360
Florida Bond	1,386,757	—	—	6,788,153
Maryland Bond	822,069	—	—	3,751,385
New Jersey Bond	939,346	—	—	4,394,819
New York Insured	622,299	—	—	8,052,333
New York Bond	1,017,946	—	—	5,223,202
New York Income II	236,203	—	—	6,406,678
Virginia Bond	720,613	—	—	3,151,940

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”). At August 31, 2005, there were no shares owned by affiliates of the Advisor and the shares outstanding of each Trust were as follows:

Trust	Common Shares Outstanding	Trust	Common Shares Outstanding

Insured Municipal	26,176,758	Florida Bond	3,310,132
Municipal Bond	10,140,592	Maryland Bond	2,016,904
Municipal Income II	22,790,612	New Jersey Bond	2,270,517
California Insured	5,273,863	New York Insured	6,459,290
California Bond	3,351,150	New York Bond	2,700,991
California Income II	7,984,696	New York Income II	4,937,652
Florida Insured	8,728,882	Virginia Bond	1,527,707

          During the year ended August 31, 2005, Insured Municipal, Municipal Bond, Municipal Income II, California Insured, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Income II and Virginia Bond issued additional shares under their dividend reinvestment plans of 27,424, 17,537, 9,540, 5,078, 10,058, 649, 1,750, 1,151, 22,751, 2,384 and 6,691, respectively.

          As of August 31, 2005, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Insured Municipal	M7	3,053	California Income II	T7	1,439
	R7	3,053		R7	1,439
	F7	3,053	Florida Insured	M7	3,040
Municipal Bond	T7	1,810	Florida Bond	W7	1,191
	R7	1,810	Maryland Bond	R7	720
Municipal Income II	M7	2,055	New Jersey Bond	M7	809
	T7	2,056	New York Insured	R7	2,240
	W7	2,055	New York Bond	T7	968
	R7	2,056	New York Income II	W7	1,786
California Insured	F7	1,860	Virginia Bond	R7	541
California Bond	F7	1,199

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the year ended August 31, 2005, were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Insured Municipal	M7	1.15%	2.76%	1.92%	California Income II	T7	0.75%	2.67%	1.65%
	R7	0.95	2.75	1.86		R7	1.00	2.60	1.63
	F7	1.10	2.81	1.93	Florida Insured	M7	0.85	2.86	1.83
Municipal Bond	T7	0.80	2.76	1.89	Florida Bond	W7	0.38	2.81	1.81
	R7	1.18	2.81	1.94	Maryland Bond	R7	1.10	2.75	1.86
Municipal Income II	M7	1.20	2.75	1.93	New Jersey Bond	M7	0.68	2.76	1.75
	T7	1.20	2.85	1.93	New York Insured	R7	0.75	2.75	1.65
	W7	0.75	2.75	1.94	New York Bond	T7	1.00	2.81	1.72
	R7	1.10	2.80	1.95	New York Income II	W7	0.65	2.80	1.63
California Insured	F7	0.70	2.81	1.75	Virginia Bond	R7	0.65	2.55	1.81
California Bond	F7	0.74	2.81	1.71

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends

Subsequent to August 31, 2005, the Board of each Trust declared dividends from undistributed earnings per common share payable October 3, 2005, to shareholders of record on September 15, 2005. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Insured Municipal	$0.078125	Florida Bond	$0.077808
Municipal Bond	0.086375	Maryland Bond	0.071350
Municipal Income II	0.083750	New Jersey Bond	0.078582
California Insured	0.075000	New York Insured	0.075000
California Bond	0.079656	New York Bond	0.077099
California Income II	0.065500	New York Income II	0.059250
Florida Insured	0.075000	Virginia Bond	0.072428

          The dividends declared on preferred shares for the period September 1, 2005 to September 30, 2005, for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Insured Municipal	M7	$143,033	California Income II	T7	$62,107
	R7	182,356		R7	73,965
	F7	173,990	Florida Insured	M7	147,227
Municipal Bond	T7	84,455	Florida Bond	W7	57,680
	R7	108,709	Maryland Bond	R7	41,566
Municipal Income II	M7	99,688	New Jersey Bond	M7	34,706
	T7	100,765	New York Insured	R7	124,186
	W7	95,660	New York Bond	T7	42,892
	R7	128,952	New York Income II	W7	77,245
California Insured	F7	102,207	Virginia Bond	R7	32,693
California Bond	F7	63,247

Note 7. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:

BlackRock Insured Municipal Income Trust
BlackRock Municipal Bond Trust
BlackRock Municipal Income Trust II
BlackRock California Insured Municipal Income Trust
BlackRock California Municipal Bond Trust
BlackRock California Municipal Income Trust II
BlackRock Florida Insured Municipal Income Trust
BlackRock Florida Municipal Bond Trust
BlackRock Maryland Municipal Bond Trust
BlackRock New Jersey Municipal Bond Trust
BlackRock New York Insured Municipal Income Trust
BlackRock New York Municipal Bond Trust
BlackRock New York Municipal Income Trust II
BlackRock Virginia Municipal Bond Trust
(collectively the “Trusts”)

          We have audited the accompanying statement of assets and liabilities of the Trusts, including the portfolio of investments, as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures include confirmation of the securities owned as of August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of each of the Trusts as of August 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 24, 2005

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

          At a meeting held on May 26, 2005, the board of trustees (the “Board” or the “Trustees”) of each trust (each a “Trust”), including the independent trustees (the “Independent Trustees”), unanimously approved the continuance of an Investment Management Agreement between each Trust and BlackRock Advisors, Inc. (the “Advisor”). For each Investment Management Agreement, the Boards also approved a related Sub-Investment Advisory Agreement, when applicable, among each respective Trust, the Advisor and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Investment Management Agreements and the Sub-Investment Advisory Agreements sometimes are referred to herein collectively as the “Agreements”. The Advisor and the Sub-Advisor sometimes are referred to herein collectively as “BlackRock”.

Information Received by the Boards

          To assist each Board in its evaluation of the Agreements, the Independent Trustees received information from BlackRock on or about April 27, 2005 which detailed, among other things: the organization, business lines and capabilities of BlackRock, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., the PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the 1940 Act as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

          Prior to the Board meeting, the Independent Trustees reviewed a preliminary binder of information, and, in consultation with independent counsel, submitted a memorandum on May 12, 2005, to BlackRock setting forth certain questions and requests for additional information.

BlackRock responded to these questions in writing on May 24, 2005 and May 25, 2005. The Independent Trustees reviewed these responses with independent counsel on May 25, 2005.

          At the Board meeting on May 26, 2005, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after reviewing the written materials, the Independent Trustees met in executive session with their legal counsel to review the Boards’ duties in reviewing the Agreements and to consider the renewal of the Agreements. With this background, the Boards considered each Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission statements relating to the renewal of the Agreements.

Matters Considered by the Boards

          In connection with their deliberations, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by BlackRock; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of BlackRock’s services, the Boards reviewed information concerning the types of services that BlackRock provides and is expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards further noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of BlackRock’s investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, BlackRock provides each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, BlackRock and its affiliates provide each Trust with a wide range of services, including: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust web sites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Boards considered, in particular, BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations in light of the new Securities and Exchange Commission regulations governing compliance. The Boards noted BlackRock’s focus on compliance and its compliance systems. The Independent Trustees noted that BlackRock’s commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy.

          The Investment Performance of the Trusts. As previously noted, the Boards received myriad performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual peers as well as the Peers’ average performance).

          The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted the quality of information provided by BlackRock throughout the year with respect to the performance of the Trusts. The Boards considered this information in connection with its deliberations as to whether the level of management services provided to each Trust, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards also compared the management fees charged to the Trusts by BlackRock to the management fees BlackRock charges other types of clients (such as open-end investment companies and institutional separately managed accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that BlackRock provides the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by BlackRock in managing and operating the Trusts. For instance, BlackRock and its affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new Securities and Exchange Commission regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

          The Boards considered this information in connection with its deliberations as to whether the fees paid by each Trust under its Agreements, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Boards noted the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results.

          In evaluating the reasonableness of BlackRock’s compensation, the Boards also considered any other revenues paid to BlackRock, including partial reimbursements paid to BlackRock for certain non-investment advisory services. The Boards noted that these payments were less than BlackRock’s costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that BlackRock and its affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trust’s fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trust’s complex. The Boards concluded that breakpoints were not warranted at this time.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits BlackRock or its affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to BlackRock and its affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to BlackRock and its affiliates as a result of potentially stronger relationships with members of the broker-dealer community, increased name recognition of BlackRock and its affiliates, enhanced sales of other investment funds and products sponsored by BlackRock and its affiliates and increased assets under management which may increase the benefits realized by BlackRock from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’ deliberations in connection with the Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of BlackRock and its affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by BlackRock, without regard to whether BlackRock ultimately pays any portion of the anticipated compensation to the underwriters.

Conclusion

          The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including a majority of Independent Trustees, determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that the renewal of each Agreement should be approved.

ADDITIONAL INFORMATION (Unaudited)

          We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the Federal tax status of dividends paid by the Trusts during such tax year. Accordingly, during the tax year ended September 30, 2005, all dividends paid by the Insured Trusts (the only Trusts with September 30th tax year-ends) were federally tax-exempt interest dividends.

          The Joint Annual Meeting of Shareholders was held on May 26, 2005, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, unless otherwise indicated, expiring in 2008:

Insured Municipal
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	25,238,259	270,555

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	25,236,633	272,181
Kent Dixon	25,250,959	257,855
Robert S. Kapito	25,261,260	247,554

Municipal Bond
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	9,509,900	160,506

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	9,503,952	166,454
Kent Dixon	9,516,512	153,894
Robert S. Kapito	9,516,815	153,591

Municipal Income II
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	21,512,173	279,160

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	21,511,746	279,587
Kent Dixon	21,543,058	248,275
Robert S. Kapito	21,530,970	260,363

California Insured
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	5,027,090	22,262

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	5,014,490	34,862
Kent Dixon	5,026,090	23,262
Robert S. Kapito	5,024,290	25,062

California Bond
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	3,093,647	11,331

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	3,083,097	21,881
Kent Dixon	3,093,547	11,431
Robert S. Kapito	3,094,547	10,431

California Income II
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	7,513,984	35,896

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	7,511,452	38,428
Kent Dixon	7,514,344	35,536
Robert S. Kapito	7,515,684	34,196

Florida Insured
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	8,493,948	108,346

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	8,487,420	114,874
Kent Dixon	8,495,027	107,267
Robert S. Kapito	8,487,495	114,799

Florida Bond
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	2,896,576	23,281

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	2,894,409	25,448
Kent Dixon	2,894,726	25,131
Robert S. Kapito	2,901,576	18,281

Maryland Bond
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	1,992,223	16,073

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	1,993,523	14,773
Kent Dixon	1,995,556	12,740
Robert S. Kapito	1,995,556	12,740

New Jersey Bond
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	2,141,281	48,744

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	2,141,085	48,940
Kent Dixon	2,143,385	46,640
Robert S. Kapito	2,143,385	46,640

New York Insured
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	6,125,657	128,567

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	6,124,380	129,844
Kent Dixon	6,123,377	130,847
Robert S. Kapito	6,123,757	130,467

New York Bond
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	2,304,703	25,470

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	2,303,703	26,470
Kent Dixon	2,305,261	24,912
Robert S. Kapito	2,304,703	25,470

New York Income II
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	4,655,924	50,441

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	4,652,974	53,391
Kent Dixon	4,653,324	53,041
Robert S. Kapito	4,653,924	52,441

Virginia Bond
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	1,173,896	20,070

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	1,175,845	18,121
Kent Dixon	1,178,442	15,524
Robert S. Kapito	1,174,102	19,864

[1]	Ms. Feldstein will serve until the end of the term for the Class of Directors/Trustees to which she was elected.

          The following Trusts had an additional proposal (Proposal #2A) to amend its respective Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its respective Board to 11:

	Votes For	Votes Against	Votes Withheld

Insured Municipal	24,741,476	572,169	195,169
Municipal Bond	9,331,987	247,806	90,613
Municipal Income II	21,192,518	403,594	195,221
California Insured	4,900,186	91,470	57,696
California Bond	3,005,857	74,027	25,094
California Income II	7,428,164	80,757	40,958
Florida Insured	8,293,263	174,040	134,991
Florida Bond	2,816,968	58,628	44,261
Maryland Bond	1,940,402	29,794	38,100
New Jersey Bond	2,107,913	61,912	20,200
New York Insured	6,048,404	139,354	66,466
New York Bond	2,297,560	24,040	8,573
New York Income II	4,620,675	65,739	19,951
Virginia Bond	1,160,168	12,966	20,832

          Each Trust listed for trading on the NewYork Stock Exchange (NYSE) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of theTrusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of BlackRock Advisors, Inc. and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex[1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY10022 Age: 54	Chairman of the Board[3]	3 years4 / since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	66

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education of The Public Theater in New York City and the James Baird Foundation. Formerly, a director of Pulte Corporation, the nation’s largest home- builder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 48	President and Trustee	3 years4 / since August 22, 2002	Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio man- agement of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	56	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 78	Lead Trustee Audit Committee Chairman[5]	3 years4 / since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	56

Director of CarrAmerica Realty Corporation and Borg-Warner Automotive. Formerly Director of Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 58	Trustee Audit Committee Member	3 years4 / since inception	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co- author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	56	Trustee: Aircraft Finance Trust (AFT) and Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 67	Trustee Audit Committee Member[5]	3 years4 / since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	56	Former Director of ISFA (the owner of INVEST, a national securities broker- age service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 57	Trustee Audit Committee Member[5]	3 years4 / since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Frederick Frank Adjunct Professor of Finance at the School of Management at Yale University. Author and editor of sev- eral books on fixed income portfolio man- agement. Visiting Professor of Finance and Accounting at the Sloan School of Management, Massachusetts Institute of Technology from 1986 to August 1992.	56	Director, Guardian Mutual Funds Group (18 portfolios).

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 63	Trustee	3 years4 / since January 19, 2005	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	56

Director of BellSouth Inc. and Knight Ridder, Inc.; Trustee of the Museum of Fine Arts, Boston, and of the Committee for Economic Development; Corporation Member, Partners HealthCare and Sherrill House; Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 46	Trustee	3 years4 / since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001–2003.

				56

Director of ADP, Dex Media, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings. Advisory boards of the Congressional Budget Office, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

James Clayburn La Force, Jr. P.O. Box 4546 New York, NY 10163-4546 Age: 76	Trustee	3 years4 / since inception	Dean Emeritus of the John E. Anderson Graduate School of Management, University of California since July 1, 1993. Acting Dean of the School of Business, Hong Kong University of Science and Technology 1990-1993. From 1978 to September 1993, Dean of the John E. Anderson Graduate School of Management, University of California.	56

Director of Payden & Rygel Investment Trust, Metzler- Payden Investment Trust, Advisors Series Trust, Arena Pharmaceuticals, Inc. and CancerVax Corporation. Former director of First Nationwide Bank, Eli Lilly & Company, National Intergroup, Rockwell International, Cyprus Mines, Getty Oil Company, The Timken Company, Jacobs Engineering Group, and Motor Cargo Industries.

Walter F. Mondale P.O. Box 4546 New York, NY 10163-4546 Age: 77	Trustee	3 years4 / since inception[6]	Senior Counsel, Dorsey & Whitney, LLP, a law firm (January 2004-present); Partner, Dorsey & Whitney, LLP, (December 1996- December 2003, September 1987-August 1993). Formerly U.S. Ambassador to Japan (1993-1996). Formerly Vice President of the United States, U.S. Senator and Attorney General of the State of Minnesota. 1984 Democratic Nominee for President of the United States.	56

Chairman of Panasonic Foundation’s Board of Directors and Director of United Health Foundation. Member of the Hubert H. Humphrey Institute of Public Affairs Advisory Board, The Mike and Maureen Mans- field Foundation and the Dean’s Board of Visitors of the Medical School at the University of Minnesota.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[5]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[6]	Except during the periods October 31, 2002 through November 11, 2002 for all of the Trusts.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

BlackRock Closed-End Funds

Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	c/o Computershare Investor Services
Richard E. Cavanagh	250 Royall Street
Kent Dixon	Canton, MA 02021
Frank J. Fabozzi	(800) 699-1BFM
Kathleen F. Feldstein
R. Glenn Hubbard	Auction Agent[1]
Robert S. Kapito	Bank of New York
James Clayburn La Force, Jr.	101 Barclay Street, 7 West
Walter F. Mondale	New York, NY 10286

Officers	Auction Agent[2]
Robert S. Kapito, President	Deutsche Bank Trust Company Americas
Henry Gabbay, Treasurer	60 Wall Street, 8th Floor
Bartholomew Battista, Chief Compliance Officer	New York, NY 10286
Anne Ackerley, Vice President
Kevin M. Klingert, Vice President	Independent Registered Public Accounting Firm
James Kong, Assistant Treasurer	Deloitte & Touche LLP
Vincent B. Tritto, Secretary	200 Berkeley Street
Brian P. Kindelan, Assistant Secretary	Boston, MA 02116

Investment Advisor	Legal Counsel
BlackRock Advisors, Inc.	Skadden, Arps, Slate, Meagher & Flom LLP
100 Bellevue Parkway	Four Times Square
Wilmington, DE 19809	New York, NY 10036
(800) 227-7BFM
Legal Counsel – Independent Trustees
Sub-Advisor[1]	Debevoise & Plimpton LLP
BlackRock Financial Management, Inc.	919 Third Avenue
40 East 52nd Street	New York, NY 10022
New York, NY 10022
Accounting Agent and Custodian State Street Bank and Trust Company 225 Franklin Street

          This report is for shareholder information. This is not a prospec tus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are dated and are subject to change.

Boston, MA 02110	BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	For the Insured Trusts and Bond Trusts.
[2]	For the Income II Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)669-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, may also be obtained upon request without charge by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-1

Item 2. Code of Ethics.

(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer, Mr. Kent Dixon and Mr. Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $28,061 for the fiscal year ended August 31, 2005 and $27,200 for the fiscal year ended August 31, 2004.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $2,974 for the fiscal year ended August 31, 2005 and $2,400 for the fiscal year ended August 31, 2004. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,935 for the fiscal year ended August 31, 2005 and $8,300 for the fiscal year ended August 31, 2004. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)      All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)      Audit Committee Pre-Approval Policies and Procedures.

     (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

     For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

     In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

2

Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

3

          (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant that directly impacted the Trust for each of the last two fiscal years were $10,909 for the fiscal year ended August 31, 2005 and $10,700 for the fiscal year ended August 31, 2004.

(h)      Not applicable.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

4

Item 11. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

5

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Insured Municipal Income Trust

By:       /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: October 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By::      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: October 28, 2005

By::      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: October 28, 2005

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